American Century Investments®
Quarterly Portfolio Holdings
Avantis® Emerging Markets Value ETF (AVES)
May 31, 2026

Avantis Emerging Markets Value ETF - Schedule of Investments
MAY 31, 2026 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 100.2%
Bahrain — 0.0%
GFH Bank BSC	510,526	302,765
Brazil — 3.8%
Allied Tecnologia SA	16,300	18,579
Allos SA	41,057	230,737
Aura Minerals, Inc.	6,331	489,196
Automob Participacoes SA(1)	6,822	19,163
Azzas 2154 SA	5,700	21,853
Banco ABC Brasil SA, Preference Shares	37,340	181,498
Banco Bradesco SA	6,500	20,024
Banco do Brasil SA	423,700	1,727,708
Banco do Estado do Rio Grande do Sul SA, Class B Preference Shares	177,300	514,198
BrasilAgro - Co. Brasileira de Propriedades Agricolas	1,000	3,715
Brava Energia	378,780	1,522,764
C&A Modas SA	102,100	233,161
Camil Alimentos SA	128,800	146,301
Cury Construtora e Incorporadora SA	185,300	1,172,508
CVC Brasil Operadora e Agencia de Viagens SA(1)	205,600	59,097
Dimed SA Distribuidora da Medicamentos	90,400	213,252
EcoRodovias Infraestrutura e Logistica SA	364,100	544,936
Engie Brasil Energia SA	10,980	71,132
Even Construtora e Incorporadora SA	111,400	128,304
Ez Tec Empreendimentos e Participacoes SA	86,500	224,972
Gerdau SA, ADR	405,174	1,823,283
Grupo Multi SA	50,300	16,452
Guararapes Confeccoes SA	31,731	56,863
Hidrovias do Brasil SA(1)	358,134	227,892
Inter & Co., Inc., Class A	64,295	396,700
Iochpe Maxion SA	85,200	152,175
IRB-Brasil Resseguros SA	106,716	1,092,006
Jalles Machado SA(1)	58,800	30,539
JHSF Participacoes SA	389,600	855,729
JSL SA	99,400	126,700
Kepler Weber SA	5,400	7,568
Localiza Rent a Car SA	105	873
Localiza Rent a Car SA, Preference Shares	4	32
Lojas Renner SA	702,290	2,096,617
Magazine Luiza SA	432,500	516,989
Mahle Metal Leve SA	56,900	378,878
Marisa Lojas SA(1)	42,058	5,419
MBRF Global Foods Co. SA	395,300	1,259,274
Mills Locacao Servicos e Logistica SA	67,700	203,990
Motiva Infraestrutura de Mobilidade SA	864,300	2,434,648
Moura Dubeux Engenharia SA	17,300	96,024
Movida Participacoes SA	62,718	117,490
Oceanpact Servicos Maritimos SA	101,500	211,871
PBG SA(1)	10,300	3,879
Petroleo Brasileiro SA - Petrobras, ADR	55,482	1,041,397
Petroleo Brasileiro SA - Petrobras, ADR, Preference Shares	71,023	1,191,056
Petroreconcavo SA	137,100	309,556

Porto Seguro SA	146,200	1,401,848
Positivo Tecnologia SA	70,300	56,998
PRIO SA(1)	117,400	1,457,100
Raizen SA, Preference Shares(1)	83,800	6,146
Romi SA	12,012	15,454
Rumo SA	157,200	427,859
Sao Martinho SA	154,200	522,095
Ser Educacional SA	103,400	238,589
Simpar SA(1)	35,800	63,445
Suzano SA, ADR(2)	207,260	1,695,387
SYN prop e tech SA	11,300	8,490
Taurus Armas SA, Preference Shares	18,920	17,440
TIM SA, ADR	100,081	2,203,784
Trisul SA	20,931	17,966
Tupy SA(1)	56,200	142,156
Unifique Telecomunicacoes SA	25,500	33,514
Unipar Carbocloro SA, Class B Preference Shares	1,260	15,176
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A Preference Shares(1)	344,100	744,878
Vale SA, ADR	921,862	14,980,258
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	406,800	252,408
Vibra Energia SA	875,568	5,172,300
XP, Inc., Class A	261,504	4,359,272
		56,029,561
Chile — 0.6%
Banco de Chile	6,282,017	1,205,034
Banco de Credito e Inversiones SA	18,087	1,237,563
Banco Itau Chile SA	7,822	157,224
Banco Santander Chile, ADR	34,388	1,098,009
Cencosud Shopping SA	2,217	6,053
Cia Cervecerias Unidas SA, ADR	27,490	323,832
Colbun SA	2,868,304	430,355
Embotelladora Andina SA, Class B Preference Shares	134,587	688,026
Empresa Nacional de Telecomunicaciones SA	87,183	356,817
Empresas Copec SA	100,028	728,250
Falabella SA	68,291	452,081
Parque Arauco SA	131,859	574,746
Plaza SA	301,497	1,305,864
Ripley Corp. SA	241,867	104,379
Salfacorp SA	21,953	33,888
SMU SA	199,135	32,556
Vina Concha y Toro SA	25,699	25,813
		8,760,490
China — 18.3%
3SBio, Inc.(1)	264,500	624,894
AAC Technologies Holdings, Inc.	869,500	5,053,346
Acotec Scientific Holdings Ltd.(1)	15,000	17,041
Agile Group Holdings Ltd.(1)	24,000	600
A-Living Smart City Services Co. Ltd.	825,750	246,739
Aluminum Corp. of China Ltd., H Shares	2,912,000	4,078,115
Anhui Expressway Co. Ltd., H Shares	122,000	252,275
ANTA Sports Products Ltd.	866,400	8,375,411
Anton Oilfield Services Group	3,122,000	369,758
Autohome, Inc., ADR	9	157
BAIC Motor Corp. Ltd., H Shares(1)	2,528,500	390,750
Bairong, Inc.(1)(2)	236,000	163,885

Bank of Chongqing Co. Ltd., H Shares	744,000	764,188
Bank of Zhengzhou Co. Ltd., Class H	1,262,000	157,879
Beijing Jingneng Clean Energy Co. Ltd., H Shares	2,170,000	603,980
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(2)	107,000	94,633
Binjiang Service Group Co. Ltd.	2,500	7,690
BOC Aviation Ltd.	220,200	2,146,826
BOE Varitronix Ltd.	501,000	291,873
Bosideng International Holdings Ltd.	6,472,000	3,512,112
BYD Electronic International Co. Ltd.(2)	877,000	3,264,625
C&D International Investment Group Ltd.(2)	290,000	583,168
C&D Property Management Group Co. Ltd.	32,919	11,422
Chervon Holdings Ltd.	140,900	290,455
China Automotive Systems, Inc.(1)	4,064	18,898
China BlueChemical Ltd., H Shares	202,000	59,247
China Bohai Bank Co. Ltd., H Shares(1)	193,500	19,747
China Chunlai Education Group Co. Ltd.(1)	83,000	11,628
China CITIC Bank Corp. Ltd., H Shares	5,175,000	4,814,631
China Coal Energy Co. Ltd., H Shares	1,992,000	3,215,616
China Communications Services Corp. Ltd., H Shares	1,620,000	853,741
China Conch Venture Holdings Ltd.	146,500	198,302
China Datang Corp. Renewable Power Co. Ltd., H Shares	4,061,000	875,861
China Daye Non-Ferrous Metals Mining Ltd.(1)	3,006,000	35,238
China East Education Holdings Ltd.(1)	1,216,500	738,044
China Education Group Holdings Ltd.(1)(2)	2,462,949	596,985
China Everbright Bank Co. Ltd., H Shares(2)	2,128,000	827,510
China Everbright Environment Group Ltd.	2,903,000	1,974,892
China Everbright Greentech Ltd.	40,000	4,489
China Feihe Ltd.(2)	2,085,000	814,752
China Foods Ltd.	1,320,000	596,687
China Galaxy Securities Co. Ltd., H Shares	3,389,000	3,356,698
China Glass Holdings Ltd.(1)(2)	88,000	4,621
China High Speed Transmission Equipment Group Co. Ltd.(1)(2)	66,000	16,422
China Hongqiao Group Ltd.	2,092,000	7,501,152
China International Capital Corp. Ltd., H Shares	1,387,600	3,474,855
China Kepei Education Group Ltd.	104,000	12,353
China Lesso Group Holdings Ltd.	864,000	509,312
China Longyuan Power Group Corp. Ltd., H Shares	3,176,000	2,743,716
China Meidong Auto Holdings Ltd.	372,000	31,340
China Mengniu Dairy Co. Ltd.	1,123,000	2,431,465
China Minsheng Banking Corp. Ltd., H Shares	1,631,500	699,231
China National Building Material Co. Ltd., H Shares	692,718	468,900
China New Higher Education Group Ltd.(1)	792,029	64,721
China Nonferrous Mining Corp. Ltd.	1,555,000	2,698,838
China Oriental Group Co. Ltd.	4,000	627
China Overseas Land & Investment Ltd.	1,302,000	2,589,781
China Pacific Insurance Group Co. Ltd., H Shares	1,625,400	6,524,657
China Petroleum & Chemical Corp., Class H	264,000	145,525
China Power International Development Ltd.	4,422,000	2,098,893
China Railway Group Ltd., H Shares	4,905,000	2,194,227
China Resources Beverage Holdings Co. Ltd.(2)	55,400	58,039
China Resources Building Materials Technology Holdings Ltd.(2)	1,390,000	221,758
China Resources Land Ltd.	440,000	1,981,601
China Resources Medical Holdings Co. Ltd.(2)	923,000	302,509
China Resources Power Holdings Co. Ltd.(2)	2,188,000	5,937,628
China Risun Group Ltd.(2)	56,000	18,008

China Sanjiang Fine Chemicals Co. Ltd.(2)	25,000	10,808
China Shineway Pharmaceutical Group Ltd.	99,000	105,838
China Taiping Insurance Holdings Co. Ltd.	1,805,600	4,584,274
China Tower Corp. Ltd., H Shares	4,106,800	5,195,992
China Traditional Chinese Medicine Holdings Co. Ltd.(2)	1,176,000	234,141
China XLX Fertiliser Ltd.	1,448,000	1,870,464
China Yongda Automobiles Services Holdings Ltd.(2)	1,520,500	149,170
China Youran Dairy Group Ltd.(1)(2)	3,160,000	1,191,073
CIMC Enric Holdings Ltd.	900,000	996,801
CITIC Ltd.	2,761,000	4,630,851
CMOC Group Ltd., H Shares	1,347,000	3,143,803
COFCO Joycome Foods Ltd.(1)(2)	43,000	6,418
Concord New Energy Group Ltd.(1)(2)	1,920,000	94,353
COSCO SHIPPING Ports Ltd.	521,519	331,408
CSPC Pharmaceutical Group Ltd.	3,960,000	3,791,283
CSSC Hong Kong Shipping Co. Ltd.	2,410,000	717,092
Damai Entertainment Holdings Ltd.(1)(2)	22,440,000	1,659,691
Dongyue Group Ltd.	987,000	2,058,718
DPC Dash Ltd.(1)	9,400	46,332
Dynagreen Environmental Protection Group Co. Ltd., H Shares	38,000	28,424
Edvantage Group Holdings Ltd.	18,652	1,429
Ever Sunshine Services Group Ltd.	550,000	126,891
Everest Medicines Ltd.(1)(2)	4,000	15,382
Excellence Commercial Property & Facilities Management Group Ltd.	96,000	8,941
Far East Horizon Ltd.	368,000	361,318
FIH Mobile Ltd.(1)(2)	378,200	1,451,440
FinVolution Group, ADR	45,169	237,137
Fu Shou Yuan International Group Ltd.(2)	267,000	89,944
Fufeng Group Ltd.	1,637,000	1,247,352
Fuyao Glass Industry Group Co. Ltd., H Shares	79,600	565,160
GDS Holdings Ltd., Class A(1)(2)	1,400	6,168
Geely Automobile Holdings Ltd.	3,193,000	7,662,877
Gemdale Properties & Investment Corp. Ltd.(1)(2)	490,000	7,686
Genscript Biotech Corp.(1)	670,000	1,167,390
Goodbaby International Holdings Ltd.	757,000	88,903
Grand Pharmaceutical Group Ltd.(1)(2)	195,000	130,339
Great Wall Motor Co. Ltd., H Shares	656,500	865,358
Greater Bay Area AI Computing Tech Co. Ltd.(1)	178,000	325,229
Greentown China Holdings Ltd.(2)	535,000	605,268
Greentown Management Holdings Co. Ltd.(2)	44,000	11,327
Guangshen Railway Co. Ltd., Class H	150,000	44,057
Guangzhou R&F Properties Co. Ltd., H Shares(1)(2)	164,000	7,432
Haitian International Holdings Ltd.	531,000	1,341,047
Harbin Electric Co. Ltd., H Shares	750,000	1,882,804
Hello Group, Inc., ADR	15,942	95,014
Hengan International Group Co. Ltd.	1,019,000	3,167,068
Hisense Home Appliances Group Co. Ltd., H Shares	113,000	331,335
Hua Hong Semiconductor Ltd.(1)(2)	2,000	41,217
Hua Medicine(1)	287,500	96,422
Huaneng Power International, Inc., H Shares	3,148,000	2,920,466
iDreamSky Technology Holdings Ltd.(1)(2)	367,200	16,886
Inkeverse Group Ltd.(1)	1,602,000	284,754
JD Health International, Inc.(1)	815,450	3,976,645
JD Logistics, Inc.(1)	2,579,100	4,243,498
Jiangsu Expressway Co. Ltd., H Shares	16,000	21,417

Jiayin Group, Inc., ADR	648	2,806
Jinxin Fertility Group Ltd.(1)	9,000	2,575
Jiumaojiu International Holdings Ltd.(2)	1,903,000	376,194
JNBY Design Ltd.	416,000	1,019,115
Kinetic Development Group Ltd.	3,226,000	824,429
Kingboard Holdings Ltd.	597,500	5,021,496
Kingboard Laminates Holdings Ltd.(2)	568,000	3,948,609
Kuaishou Technology	1,558,200	9,082,145
Launch Tech Co. Ltd., Class H	58,500	59,088
Lee & Man Paper Manufacturing Ltd.	374,000	144,711
Li Ning Co. Ltd.	2,808,500	6,517,582
Lianlian DigiTech Co. Ltd., Class H(1)	54,500	35,150
Lifetech Scientific Corp.(1)(2)	1,978,000	419,100
Lingbao Gold Group Co. Ltd., Class H(2)	644,800	1,342,801
Linklogis, Inc., Class B	37,500	9,688
Longfor Group Holdings Ltd.(2)	2,474,038	2,474,545
Lonking Holdings Ltd.(1)	2,374,000	884,785
LVGEM China Real Estate Investment Co. Ltd.(1)	142,000	3,622
Maoyan Entertainment(2)	184,000	128,593
Midea Real Estate Holding Ltd.(1)	285,000	104,478
Minth Group Ltd.	259,500	1,253,639
MMG Ltd.(1)	5,037,600	5,678,523
NetDragon Websoft Holdings Ltd.	1,000	1,123
NetEase, Inc., ADR	46,826	5,751,169
New China Life Insurance Co. Ltd., H Shares	801,400	4,962,637
Nexteer Automotive Group Ltd.	1,999,000	1,248,640
Nine Dragons Paper Holdings Ltd.(1)	2,885,000	2,449,609
Noah Holdings Ltd., ADR	2,563	27,091
Onewo, Inc., Class H(2)	78,300	175,381
Orient Overseas International Ltd.(2)	79,000	1,372,820
People's Insurance Co. Group of China Ltd., H Shares	6,799,000	4,493,506
Perennial Energy Holdings Ltd.(1)	130,000	16,357
Persistence Gold Group Ltd.	1,280,000	146,184
PICC Property & Casualty Co. Ltd., H Shares	3,996,000	7,416,508
Poly Property Services Co. Ltd., Class H	370,600	1,400,495
Postal Savings Bank of China Co. Ltd., H Shares	78,000	49,941
Powerlong Commercial Management Holdings Ltd.(1)	20,500	6,354
Precision Tsugami China Corp. Ltd.	47,000	327,073
Q Technology Group Co. Ltd.	720,000	877,206
Qfin Holdings, Inc., ADR	54,558	877,293
Radiance Holdings Group Co. Ltd.(1)(2)	274,000	59,092
REPT BATTERO Energy Co. Ltd., Class H(1)	232,600	451,226
Scholar Education Group(2)	91,000	14,642
Seazen Group Ltd.(1)	910,000	211,246
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	103,200	44,255
Shanghai Industrial Holdings Ltd.	51,000	98,256
Shenzhen Expressway Corp. Ltd., H Shares	14,000	12,300
Shenzhou International Group Holdings Ltd.	314,700	1,862,078
Shimao Services Holdings Ltd.(1)	2,000	138
Shoucheng Holdings Ltd.(2)	2,940,000	645,541
Shougang Fushan Resources Group Ltd.	2,329,000	809,144
Shui On Land Ltd.(1)	901,000	55,242
Sichuan Baicha Baidao Industrial Co. Ltd., Class H	27,600	18,510
Sichuan Expressway Co. Ltd., Class H	406,000	299,144
Simcere Pharmaceutical Group Ltd.	1,004,000	1,277,203

Sino-Ocean Group Holding Ltd.(1)	3,000	25
Sinopec Engineering Group Co. Ltd., H Shares	1,819,500	1,282,333
Sinopharm Group Co. Ltd., H Shares	422,800	912,067
Sinotruk Hong Kong Ltd.	438,000	2,082,387
Skyworth Group Ltd.(1)	605,457	437,250
SOHO China Ltd.(1)	419,500	22,513
South Manganese Investment Ltd.(1)	432,000	28,752
SSY Group Ltd.(2)	556,000	165,324
Sun Art Retail Group Ltd.	2,557,500	496,982
Sunac Services Holdings Ltd.(2)	715,000	87,613
Sunshine Insurance Group Co. Ltd.	688,500	311,298
Sunshine Lake Pharma Co. Ltd.(1)(2)	118	549
Tanwan, Inc.(1)	82,200	144,833
TCL Electronics Holdings Ltd.	363,000	641,416
Tianneng Power International Ltd.(1)	452,000	339,782
Tingyi Cayman Islands Holding Corp.	2,190,000	3,338,753
Tongcheng Travel Holdings Ltd.	567,600	1,025,398
Tongda Group Holdings Ltd.(1)	3,800	1,354
Topsports International Holdings Ltd.	254,000	90,971
Tsaker New Energy Tech Co. Ltd.	56,500	8,059
Tsingtao Brewery Co. Ltd., H Shares(1)	164,000	1,041,769
Uni-President China Holdings Ltd.(2)	149,000	149,479
Up Fintech Holding Ltd., ADR(1)	14,347	73,744
Vipshop Holdings Ltd., ADR	312,585	4,444,959
Viva Biotech Holdings(1)	9,000	1,447
Vnet Group, Inc., ADR(1)(2)	1,416	14,273
VOYAH Automobile Technology Co. Ltd., Class H(1)	268,577	180,607
Want Want China Holdings Ltd.	6,245,000	3,317,112
Weibo Corp., ADR(2)	59,867	470,555
Weichai Power Co. Ltd., H Shares	261,000	1,386,506
Weilong Delicious Global Holdings Ltd.(2)	108,200	112,618
West China Cement Ltd.(1)(2)	3,620,000	1,012,327
Xiabuxiabu Catering Management China Holdings Co. Ltd.(1)	238,000	10,939
Xinjiang Xinxin Mining Industry Co. Ltd., H Shares	59,000	14,656
Xinyi Energy Holdings Ltd.(2)	3,190,325	509,167
Xinyi Solar Holdings Ltd.(2)	2,918,000	995,261
XJ International Holdings Co. Ltd.(1)	922,000	18,115
Xtep International Holdings Ltd.	1,869,186	1,011,202
Yadea Group Holdings Ltd.	982,000	1,414,241
Yankuang Energy Group Co. Ltd., H Shares	2,000	3,724
Yidu Tech, Inc.(1)(2)	530,300	355,184
Yihai International Holding Ltd.	823,000	1,449,350
Yixin Group Ltd.(2)	1,780,000	354,887
Yuexiu Property Co. Ltd.(2)	1,411,000	786,605
Yuexiu Services Group Ltd.	18,500	4,249
Yuexiu Transport Infrastructure Ltd.	748,000	381,732
Zengame Technology Holding Ltd.	122,000	35,655
Zhejiang Expressway Co. Ltd., H Shares	146,760	125,862
Zhejiang Leapmotor Technology Co. Ltd.(1)	303,400	1,523,810
ZhongAn Online P&C Insurance Co. Ltd., H Shares(1)	253,100	349,594
Zhongsheng Group Holdings Ltd.	24,000	18,875
Zhou Hei Ya International Holdings Co. Ltd.(1)	723,500	133,532
Zhuzhou CRRC Times Electric Co. Ltd., Class H	8,600	44,511
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(2)	3,600	3,316
ZTO Express Cayman, Inc., ADR	34,988	773,935
		268,070,037

Greece — 0.6%
Aegean Airlines SA	10,506	151,937
Alpha Bank SA	150,640	688,614
Avax SA	1,427	6,120
Eurobank SA	196,277	914,193
GEK TERNA SA	6,137	306,141
Hellenic Telecommunications Organization SA	8,932	189,510
HELLENiQ ENERGY Holdings SA	34,176	410,456
Motor Oil Hellas Corinth Refineries SA	21,695	936,307
National Bank of Greece SA	111,788	1,933,883
Optima bank SA	23,874	296,513
Piraeus Bank SA(1)	244,235	2,591,316
Titan SA	5,692	337,824
Viohalco SA	2,826	68,806
		8,831,620
Hong Kong — 0.0%
Central China New Life Ltd.	116,000	5,923
China South City Holdings Ltd.(1)(2)	854,000	2,915
China Sunshine Paper Holdings Co. Ltd.	186,000	24,438
EVA Precision Industrial Holdings Ltd.	54,000	6,358
Impro Precision Industries Ltd.	96,000	120,539
Jinchuan Group International Resources Co. Ltd.(1)(2)	49,000	63
Shanghai Industrial Urban Development Group Ltd.(1)	240,000	8,274
Shinsun Holdings Group Co. Ltd.(1)	137,000	175
		168,685
Hungary — 0.3%
Magyar Telekom Telecommunications PLC	72,713	631,237
MOL Hungarian Oil & Gas PLC	32,186	408,833
OTP Bank Nyrt	16,573	2,275,562
Richter Gedeon Nyrt	12,645	535,283
		3,850,915
India — 12.3%
5Paisa Capital Ltd.(1)	3,763	12,976
Aarti Industries Ltd.	46,403	231,943
Aarti Pharmalabs Ltd.	995	6,630
Aavas Financiers Ltd.(1)	507	7,163
ACC Ltd.	1,051	15,476
Accelya Solutions India Ltd.	954	11,474
Acme Solar Holdings Ltd.	6,877	22,447
Action Construction Equipment Ltd.	10,753	100,133
Adani Ports & Special Economic Zone Ltd.	186,744	3,545,097
Adani Power Ltd.(1)	468,815	1,200,830
Aditya Birla Capital Ltd.(1)	101,920	389,664
Aditya Birla Fashion & Retail Ltd.(1)	125,176	84,986
Aditya Birla Sun Life Asset Management Co. Ltd.	33,010	369,803
Afcons Infrastructure Ltd.	2,754	9,838
AGI Greenpac Ltd.	14,938	92,741
AGI Infra Ltd.(1)	16,205	61,673
AGS Transact Technologies Ltd.(1)	24,586	580
Ajanta Pharma Ltd.	9,721	299,580
Alkem Laboratories Ltd.	513	29,685
Allcargo Global Ltd.(1)	37,584	8,494
Allcargo Logistics Ltd.(1)	37,584	3,595
Allcargo Terminals Ltd.(1)	9,396	2,453
Amara Raja Energy & Mobility Ltd.	41,686	388,945

Amber Enterprises India Ltd.(1)	7,318	586,387
Ambika Cotton Mills Ltd.	311	5,423
Anand Rathi Share & Stock Brokers Ltd.(1)	2,773	15,694
Anant Raj Ltd.	33,112	179,128
Andhra Sugars Ltd.	4,689	4,412
Angel One Ltd.	265,235	941,481
Apar Industries Ltd.	8,364	1,155,371
APL Apollo Tubes Ltd.	10,245	197,442
Apollo Hospitals Enterprise Ltd.	1,240	106,690
Apollo Tyres Ltd.	90,024	373,586
Aptech Ltd.	2,186	2,360
Aptus Value Housing Finance India Ltd.	75,532	206,718
Arvind Fashions Ltd.	12,774	62,014
Arvind Ltd.	90,841	452,187
Asahi India Glass Ltd.	337	3,202
Ashok Leyland Ltd.	496,800	812,619
Ashoka Buildcon Ltd.(1)	31,206	40,212
ASK Automotive Ltd.	758	3,637
Aster DM Healthcare Ltd.	20,985	160,798
Astra Microwave Products Ltd.	7,929	117,073
Aurobindo Pharma Ltd.	62,517	938,229
Avadh Sugar & Energy Ltd.	1,300	6,126
Avanti Feeds Ltd.	12,346	156,098
Axis Bank Ltd., GDR	21,311	1,433,292
Bajaj Auto Ltd.	6,928	762,434
Bajaj Consumer Care Ltd.(1)	11,479	66,777
Bajaj Finance Ltd.(1)	348,138	3,328,945
Bajaj Hindusthan Sugar Ltd.(1)	393,023	75,965
Bajel Projects Ltd.(1)	4,771	9,834
Balaji Amines Ltd.	473	8,843
Balkrishna Industries Ltd.	859	19,936
Banco Products India Ltd.	10,766	74,334
Bandhan Bank Ltd.	425,029	931,194
Bank of Baroda	285,035	805,137
BASF India Ltd.	335	11,985
Bata India Ltd.	17,876	125,841
Bayer CropScience Ltd.	1,420	67,487
Best Agrolife Ltd.	37,695	6,463
Bhansali Engineering Polymers Ltd.	3,804	3,822
Bharat Electronics Ltd.	660,318	2,852,937
Bharat Heavy Electricals Ltd.	161,556	708,745
Bharat Petroleum Corp. Ltd.	954,942	2,994,155
Birla Corp. Ltd.	4,926	51,723
BirlaNu Ltd.	251	3,537
Blue Dart Express Ltd.	1,633	81,489
Bluspring Enterprises Ltd.(1)	11,914	9,935
Bombay Burmah Trading Co.	10,853	171,461
Brigade Enterprises Ltd.	701	4,813
Brightcom Group Ltd.(1)	813,426	89,297
BSE Ltd.(1)	64,938	2,832,736
Butterfly Gandhimathi Appliances Ltd.(1)	68	475
Can Fin Homes Ltd.	44,189	385,912
Canara Bank	217,430	299,342
Cantabil Retail India Ltd.	16,237	36,082
Caplin Point Laboratories Ltd.	145	3,088

Capri Global Capital Ltd.	8,481	17,699
Castrol India Ltd.	201,737	389,004
CCL Products India Ltd.	7,880	87,452
Ceat Ltd.	15,420	525,821
Ceigall India Ltd.(1)	7,368	26,837
Cemindia Projects Ltd.	51,929	584,800
Century Enka Ltd.	2,034	10,427
Chalet Hotels Ltd.	2,776	22,915
Chambal Fertilisers & Chemicals Ltd.	115,968	569,110
Chennai Petroleum Corp. Ltd.	28,167	313,768
Cholamandalam Investment & Finance Co. Ltd.	222,978	3,606,727
CIE Automotive India Ltd.	2,736	12,851
City Union Bank Ltd.	22,629	60,865
CMS Info Systems Ltd.	49,786	159,522
Coal India Ltd.	881,716	4,248,120
Cochin Shipyard Ltd.	18,533	286,181
Confidence Petroleum India Ltd.	23,445	16,728
Coromandel International Ltd.	82,090	1,514,831
Cosmo First Ltd.	2,175	16,668
Craftsman Automation Ltd.	4,452	424,878
CreditAccess Grameen Ltd.(1)	21,706	296,236
Credo Brands Marketing Ltd.	9,928	8,905
CSB Bank Ltd.(1)	10,718	39,809
Cyient Ltd.	1,824	17,462
Dalmia Bharat Ltd.	517	9,528
Dalmia Bharat Refractories Ltd.(1)	37	4
Dalmia Bharat Sugar & Industries Ltd.	1,821	6,511
DCB Bank Ltd.	63,413	116,926
DCM Shriram Ltd.	854	9,317
DCW Ltd.	60,041	29,682
Dcx Systems Ltd.(1)	7,032	14,470
Deepak Fertilisers & Petrochemicals Corp. Ltd.	14,955	222,002
Dhampur Bio Organics Ltd.	1,877	2,132
Dhampur Sugar Mills Ltd.	12,479	18,527
Digitide Solutions Ltd.(1)	11,914	10,827
Dilip Buildcon Ltd.	20,482	91,636
Dwarikesh Sugar Industries Ltd.	12,008	5,579
eClerx Services Ltd.	11,666	185,276
Edelweiss Financial Services Ltd.	102,601	121,776
Eicher Motors Ltd.	6,288	474,810
EID Parry India Ltd.(1)	52,624	417,994
EIH Ltd.	1,049	3,270
Elecon Engineering Co. Ltd.	14,376	77,110
Electrosteel Castings Ltd.	16,965	13,760
Emami Ltd.	40,969	172,067
Endurance Technologies Ltd.	3,157	90,425
Engineers India Ltd.	143,275	349,878
Epack Durable Ltd.(1)	3,342	7,970
Epigral Ltd.	62	757
EPL Ltd.	88,689	199,601
Escorts Kubota Ltd.	4,030	121,371
Ester Industries Ltd.	4,313	4,179
Eveready Industries India Ltd.	21,670	72,077
Everest Industries Ltd.	1,179	4,725
Everest Kanto Cylinder Ltd.	25,349	31,418

Excel Industries Ltd.	459	4,484
Exide Industries Ltd.	12,458	50,698
Federal Bank Ltd.	449,222	1,365,535
FIEM Industries Ltd.	2,895	68,336
Filatex India Ltd.	92,883	44,685
Fine Organic Industries Ltd.	47	2,289
Finolex Industries Ltd.	34,729	68,144
Five-Star Business Finance Ltd.	62,668	293,595
Force Motors Ltd.	3,822	782,525
G R Infraprojects Ltd.	1,800	17,022
Gabriel India Ltd.	19,239	222,620
Galaxy Surfactants Ltd.	679	12,824
Garden Reach Shipbuilders & Engineers Ltd.	4,895	136,745
Gateway Distriparks Ltd.	19,801	11,666
Geojit Financial Services Ltd.	52,137	40,009
GHCL Ltd.	23,945	114,551
GHCL Textiles Ltd.	13,434	13,547
GIC Housing Finance Ltd.	10,437	16,371
Glenmark Pharmaceuticals Ltd.	43,891	1,050,663
Globus Spirits Ltd.	1,021	9,289
GM Breweries Ltd.	538	5,254
Godawari Power & Ispat Ltd.	156,836	475,066
Godrej Agrovet Ltd.	20,931	126,900
Gokul Agro Resources Ltd.(1)	53,356	128,705
Granules India Ltd.	39,343	320,253
Grasim Industries Ltd.	3,032	99,592
Great Eastern Shipping Co. Ltd.	51,791	773,268
Greenpanel Industries Ltd.(1)	3,008	5,874
Greenply Industries Ltd.	16,723	43,691
Gufic Biosciences Ltd.	5,829	20,481
Gujarat Alkalies & Chemicals Ltd.	3,982	28,504
Gujarat Ambuja Exports Ltd.	28,756	46,851
Gujarat Mineral Development Corp. Ltd.	13,196	93,031
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	40,371	214,198
Gujarat Pipavav Port Ltd.	108,142	179,078
Gujarat State Fertilizers & Chemicals Ltd.	81,386	139,587
Gulf Oil Lubricants India Ltd.	7,317	74,897
Hathway Cable & Datacom Ltd.(1)	169,968	19,304
HBL Engineering Ltd.	17,551	152,146
HCL Technologies Ltd.	394,558	4,929,396
HDFC Asset Management Co. Ltd.	28,900	813,294
HealthCare Global Enterprises Ltd.(1)	9,740	65,345
Heritage Foods Ltd.	15,708	53,019
Hero MotoCorp Ltd.	47,419	2,446,084
HG Infra Engineering Ltd.	2,515	15,414
Himadri Speciality Chemical Ltd., ADR	55,687	355,337
Hindalco Industries Ltd.	521,219	6,180,149
Hinduja Global Solutions Ltd.(1)	845	3,674
Hindustan Copper Ltd.	38,304	216,909
Hindustan Petroleum Corp. Ltd.	598,716	2,480,334
Hindware Home Innovation Ltd.(1)	2,624	6,182
I G Petrochemicals Ltd.	1,051	4,695
ICICI Bank Ltd.	16,313	215,646
IIFL Capital Services Ltd.	99,811	358,463
IIFL Finance Ltd.	158,533	778,756

India Glycols Ltd.	16,556	169,906
IndiaMart InterMesh Ltd.	11,484	243,591
Indian Bank	40,248	352,724
Indian Energy Exchange Ltd.	97,410	131,639
Indian Metals & Ferro Alloys Ltd.	1,967	29,943
Indian Oil Corp. Ltd.	1,301,078	1,919,758
Indian Renewable Energy Development Agency Ltd.	22,551	31,629
Indraprastha Medical Corp. Ltd.	7,149	28,610
Indus Towers Ltd.(1)	718,213	3,342,864
IndusInd Bank Ltd.(1)	39,650	381,382
Infosys Ltd., ADR	450,453	5,698,230
INOX India Ltd.	4,147	65,173
Intellect Design Arena Ltd.	15,447	116,809
IOL Chemicals & Pharmaceuticals Ltd.	16,345	22,163
IRCON International Ltd.	44,986	64,776
ISGEC Heavy Engineering Ltd.	409	4,003
J Kumar Infraprojects Ltd.	15,616	82,709
Jaiprakash Power Ventures Ltd.(1)	1,213,903	279,323
Jammu & Kashmir Bank Ltd.	269,474	398,169
Jamna Auto Industries Ltd.	123,980	166,500
Jana Small Finance Bank Ltd.(1)	11,568	60,304
Jayaswal NECO Industries Ltd.(1)	61,806	66,513
Jindal Poly Films Ltd.	1,238	8,843
Jindal Saw Ltd.	94,246	245,039
Jindal Stainless Ltd.	116,995	843,514
Jindal Steel Ltd.	273,872	3,481,410
JK Cement Ltd.	8,944	486,191
JK Lakshmi Cement Ltd.	15,916	98,894
JK Paper Ltd.	25,694	99,773
JM Financial Ltd.	235,243	322,597
JSW Steel Ltd.	87,642	1,178,947
Jubilant Pharmova Ltd.	14,710	153,973
Kajaria Ceramics Ltd.	39,103	441,979
Kalpataru Projects International Ltd.	26,004	357,494
Karnataka Bank Ltd.	121,457	344,418
Karur Vysya Bank Ltd.	267,450	812,489
Kaveri Seed Co. Ltd.	1,693	15,420
KCP Ltd.	12,788	22,143
KEC International Ltd.	34,010	179,080
Kirloskar Brothers Ltd.	6,529	112,187
Kirloskar Ferrous Industries Ltd.	14,319	65,484
Kirloskar Oil Engines Ltd.	17,266	350,426
KNR Constructions Ltd.	17,237	22,998
Kolte-Patil Developers Ltd.(1)	2,489	9,605
Kotak Mahindra Bank Ltd.	1,600,779	6,471,874
KPI Green Energy Ltd.	23,238	102,932
KPR Mill Ltd.	5,735	58,279
KRBL Ltd.	12,760	46,948
Krsnaa Diagnostics Ltd.	3,390	19,610
L&T Finance Ltd.	456,794	1,377,699
Larsen & Toubro Ltd.	73,722	3,165,237
Laurus Labs Ltd.	29,514	422,867
Laxmi Organic Industries Ltd.	4,784	7,454
LG Balakrishnan & Bros Ltd.	4,162	66,251
LIC Housing Finance Ltd.	173,260	971,945

LT Foods Ltd.	39,856	164,308
LUX Industries Ltd.	271	3,938
Maharashtra Seamless Ltd.	24,985	163,270
Mahindra & Mahindra Financial Services Ltd.	58,597	187,127
Mahindra Logistics Ltd.	10,289	37,042
Maithan Alloys Ltd.	648	6,988
Malco Energy Ltd.(1)	409,840	43
Manali Petrochemicals Ltd.	13,942	8,799
Manappuram Finance Ltd.	402,856	1,380,358
Marksans Pharma Ltd.	83,831	216,973
MAS Financial Services Ltd.	5,661	18,410
Matrimony.com Ltd.	3,231	14,368
Mazagon Dock Shipbuilders Ltd.	5,066	130,938
Medplus Health Services Ltd.(1)	5,005	47,129
Meghmani Organics Ltd.(1)	23,240	11,925
Minda Corp. Ltd.	26,484	174,004
MOIL Ltd.	12,170	38,082
Motherson Sumi Wiring India Ltd.	70,026	28,704
Motilal Oswal Financial Services Ltd.	48,784	451,372
Mphasis Ltd.	19,984	478,559
Mrs Bectors Food Specialities Ltd.	6,585	11,897
MSTC Ltd.	1,940	8,990
Multi Commodity Exchange of India Ltd.	36,460	1,134,504
Muthoot Finance Ltd.	78,705	2,772,114
Muthoot Microfin Ltd.(1)	3,839	7,275
NACL Industries Ltd.(1)	2,030	3,359
Narayana Hrudayalaya Ltd.	17,172	342,239
Natco Pharma Ltd.	16,273	173,920
National Aluminium Co. Ltd.	497,217	2,222,837
National Fertilizers Ltd.	18,792	15,028
National Securities Depository Ltd.	2,836	24,188
Nava Ltd.	49,403	308,055
Navin Fluorine International Ltd.	15,634	1,172,054
NCC Ltd.	167,167	267,251
NESCO Ltd.	551	6,802
Neuland Laboratories Ltd.	1,328	238,738
NIIT Learning Systems Ltd.	6,430	14,023
Nippon Life India Asset Management Ltd.	53,044	613,945
Nitin Spinners Ltd.	901	4,636
NLC India Ltd.	261,489	956,307
NMDC Ltd.	981,067	908,713
NMDC Steel Ltd.(1)	25,876	12,148
NOCIL Ltd.	7,488	13,240
Northern Arc Capital Ltd.(1)	16,720	49,547
NTPC Ltd.	1,329,857	5,414,458
Nuvama Wealth Management Ltd.	46,560	761,871
Oil & Natural Gas Corp. Ltd.	1,328,016	3,710,840
Oil India Ltd.	137,056	687,046
Olectra Greentech Ltd.	470	5,839
Onesource Specialty Pharma Ltd.(1)	7,814	150,035
Optiemus Infracom Ltd.(1)	2,901	12,385
Oracle Financial Services Software Ltd.	5,461	573,688
Orient Cement Ltd.	10,916	16,253
Orient Green Power Co. Ltd.(1)	119,791	14,530
Paisalo Digital Ltd.	70,835	38,459

Panama Petrochem Ltd.	7,332	25,352
Paradeep Phosphates Ltd.	310,731	411,681
PCBL Chemical Ltd.	38,722	118,092
Pearl Global Industries Ltd.	1,855	32,242
Pennar Industries Ltd.(1)	25,863	44,398
Persistent Systems Ltd.	12,534	686,230
Petronet LNG Ltd.	258,835	738,345
PNB Housing Finance Ltd.	83,841	908,671
PNC Infratech Ltd.	39,746	85,697
Pondy Oxides & Chemicals Ltd.	3,672	49,634
Power Finance Corp. Ltd.	688,171	3,102,956
Power Mech Projects Ltd.	3,410	89,603
Prakash Industries Ltd.	44,580	69,503
Precision Wires India Ltd.	18,749	82,920
Pricol Ltd.	28,946	171,070
Prince Pipes & Fittings Ltd.	3,796	10,471
Prism Johnson Ltd.(1)	8,325	10,537
Privi Speciality Chemicals Ltd.	468	16,022
PTC India Ltd.	104,511	201,361
Quess Corp. Ltd.	3,012	6,626
Railtel Corp. of India Ltd.	49,019	162,590
Rainbow Children's Medicare Ltd.	5,298	76,894
Ram Ratna Wires Ltd.	843	3,774
Rane Holdings Ltd.	3,225	47,556
Rashtriya Chemicals & Fertilizers Ltd.	41,017	55,419
Raymond Lifestyle Ltd.(1)	98	728
Raymond Ltd.(1)	10,381	59,012
Raymond Realty Ltd.(1)	2,364	13,965
RBL Bank Ltd.	257,229	934,386
REC Ltd.	586,312	2,083,201
Reliance Power Ltd.(1)	587,154	170,615
Religare Enterprises Ltd.(1)	73,378	183,428
Repco Home Finance Ltd.	27,990	112,985
Restaurant Brands Asia Ltd.(1)	23,916	17,282
Rhi Magnesita India Ltd.	3,248	13,911
Rico Auto Industries Ltd.	6,046	7,571
RITES Ltd.	31,764	67,586
Rolex Rings Ltd.(1)	17,088	25,263
RPG Life Sciences Ltd.	1,481	34,672
Rupa & Co. Ltd.	11,092	18,040
SAMHI Hotels Ltd.(1)	30,067	52,285
Samvardhana Motherson International Ltd.	750,514	1,150,315
Sandur Manganese & Iron Ores Ltd.	5,949	14,165
Sanghi Industries Ltd.(1)	11,763	6,654
Sanghvi Movers Ltd.	9,815	37,591
Sanofi India Ltd.	2,035	66,334
Sansera Engineering Ltd.	9,972	299,991
Sarda Energy & Minerals Ltd.	15,000	80,803
Saregama India Ltd.	1,490	6,649
Satia Industries Ltd.	7,648	4,626
Satin Creditcare Network Ltd.(1)	27,482	62,968
SBFC Finance Ltd.(1)	191,156	189,863
SBI Cards & Payment Services Ltd.	2,586	16,991
SEAMEC Ltd.(1)	1,351	22,953
SH Kelkar & Co. Ltd.	8,157	11,395

Sharda Cropchem Ltd.	2,542	24,182
Share India Securities Ltd.	36,311	52,756
Shipping Corp. of India Land & Assets Ltd.	12,981	6,209
Shipping Corp. of India Ltd.	98,450	302,799
Shivalik Bimetal Controls Ltd.	1,089	8,486
Shree Cement Ltd.	497	132,261
Shriram Finance Ltd.	622,691	6,207,106
Shriram Pistons & Rings Ltd.	6,636	236,681
Siyaram Silk Mills Ltd.	1,138	6,865
SKF India Industrial Ltd.(1)	319	7,259
SKF India Ltd.	319	5,503
SMC Global Securities Ltd.	49,000	31,738
Sobha Ltd.	6,513	97,200
Sonata Software Ltd.	2,519	7,043
South Indian Bank Ltd.	745,989	325,074
Southern Petrochemical Industries Corp. Ltd.	13,120	9,544
Speciality Restaurants Ltd.	6,760	7,884
SPML Infra Ltd.(1)	2,627	5,740
Star Cement Ltd.	2,580	5,916
State Bank of India, GDR	14,473	1,466,664
Sterling Tools Ltd.	5,909	14,619
Stove Kraft Ltd.	1,925	12,412
Strides Pharma Science Ltd.	15,628	182,796
Sun Pharmaceutical Industries Ltd.	11,584	219,237
Sun TV Network Ltd.	44,790	236,496
Sunflag Iron & Steel Co. Ltd.	6,209	24,415
Supreme Industries Ltd.	1,192	44,517
Supreme Petrochem Ltd.	13,573	95,148
Supriya Lifescience Ltd.	4,903	49,955
Surya Roshni Ltd.	40,658	100,680
Swaraj Engines Ltd.	1,934	77,937
Symphony Ltd.	650	4,763
TAJGVK Hotels & Resorts Ltd.	13,190	48,068
Talwandi Sabo Power Ltd.(1)	409,840	43
Tamil Nadu Newsprint & Papers Ltd.	14,869	23,244
Tamilnadu Petroproducts Ltd.	8,337	7,804
Tanla Platforms Ltd.	12,725	70,297
Tata Chemicals Ltd.	62,011	494,562
Tata Motors Ltd./new(1)	5,470	21,837
Tata Motors Passenger Vehicles Ltd.	5,470	22,666
Tata Steel Ltd.	3,482,942	7,632,774
Tech Mahindra Ltd.	240,329	3,759,795
Techno Electric & Engineering Co. Ltd.	1,332	15,131
Thermax Ltd.	774	40,632
Thirumalai Chemicals Ltd.(1)	8,400	18,149
Time Technoplast Ltd.	52,644	96,706
Titagarh Rail System Ltd.	25,526	221,804
Tourism Finance Corp. of India Ltd.	147,090	113,069
Tracxn Technologies Ltd.(1)	29,864	9,889
Transformers & Rectifiers India Ltd.(1)	26,720	90,122
TransIndia Real Estate Ltd.(1)	9,396	2,528
Transport Corp. of India Ltd.	924	8,945
Trident Ltd.	142,107	35,939
Triveni Turbine Ltd.	15,888	124,104
TV Today Network Ltd.	8,203	9,980

TVS Holdings Ltd.	24	3,423
TVS Srichakra Ltd.	401	16,370
Uflex Ltd.	4,366	19,482
Ugar Sugar Works Ltd.(1)	8,924	3,885
UltraTech Cement Ltd.	2,930	353,967
Union Bank of India Ltd.	639,922	1,130,490
Usha Martin Ltd.	8,471	45,110
UTI Asset Management Co. Ltd.	12,909	127,809
Valiant Organics Ltd.(1)	587	1,832
Vardhman Textiles Ltd.	23,970	145,465
Varroc Engineering Ltd.	26,103	155,296
Vedanta Aluminium Metal Ltd.(1)	409,840	2,088,458
Vedanta Iron & Steel Ltd.(1)	409,840	43
Vedanta Ltd.	409,840	1,520,986
Venky's India Ltd.	72	1,102
Vimta Labs Ltd.	3,917	19,364
Vishnu Chemicals Ltd.	1,407	8,570
VLS Finance Ltd.	6,312	15,212
V-Mart Retail Ltd.(1)	536	3,760
VRL Logistics Ltd.	16,400	40,334
Waaree Renewable Technologies Ltd.(1)	1,753	17,955
Welspun Corp. Ltd.	45,841	663,697
Welspun Enterprises Ltd.	19,561	106,442
Welspun Living Ltd.	23,059	33,441
West Coast Paper Mills Ltd.	9,632	50,250
Wheels India Ltd.	477	7,904
Wockhardt Ltd.(1)	21,069	450,409
Wonderla Holidays Ltd.	1,022	5,104
Yes Bank Ltd.(1)	257,765	62,798
Zee Entertainment Enterprises Ltd.	81,789	80,098
Zydus Lifesciences Ltd.	40,864	463,109
		179,763,584
Indonesia — 1.0%
ABM Investama Tbk. PT	215,600	28,957
Adaro Andalan Indonesia PT	1,165,534	549,013
Alamtri Minerals Indonesia Tbk. PT	5,032,700	430,266
Alamtri Resources Indonesia Tbk. PT	5,220,500	671,706
Aneka Tambang Tbk. PT	28,800	4,688
Astra International Tbk. PT	4,769,100	1,335,894
Bank BTPN Syariah Tbk. PT	204,100	10,630
Bank Mandiri Persero Tbk. PT	12,302,000	2,809,112
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	390,700	16,729
Bank Rakyat Indonesia Persero Tbk. PT	6,673,900	1,102,692
Bank Tabungan Negara Persero Tbk. PT(1)	2,232,100	158,642
Buana Lintas Lautan Tbk. PT(1)	905,400	19,562
Bukit Asam Persero Tbk. PT	2,728,500	424,608
Buma Internasional Grup Tbk. PT(1)	2,928,500	34,102
Charoen Pokphand Indonesia Tbk. PT	1,200	287
Darma Henwa Tbk. PT(1)	10,899,900	203,573
Dharma Polimetal Tbk. PT	468,500	25,557
Dharma Satya Nusantara Tbk. PT	4,713,700	313,979
Elnusa Tbk. PT	3,029,600	103,481
Energi Mega Persada Tbk. PT(1)	2,793,900	211,388
ESSA Industries Indonesia Tbk. PT(1)	241,600	9,048
Gajah Tunggal Tbk. PT	983,300	66,865

Harum Energy Tbk. PT(1)	83,500	3,695
Indah Kiat Pulp & Paper Tbk. PT	42,200	18,105
Indika Energy Tbk. PT(1)	8,700	1,111
Indo Tambangraya Megah Tbk. PT	370,000	457,340
Indosat Tbk. PT	85,600	10,351
Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	290,000	6,240
Japfa Comfeed Indonesia Tbk. PT	3,310,900	454,282
Jasa Marga Persero Tbk. PT(1)	861,600	145,150
Medco Energi Internasional Tbk. PT	4,708,500	317,505
Media Nusantara Citra Tbk. PT(1)	18,900	224
Mitra Adiperkasa Tbk. PT	2,414,800	202,003
Mitra Pinasthika Mustika Tbk. PT	18,000	1,143
PP Persero Tbk. PT(1)	22,000	249
Samudera Indonesia Tbk. PT	1,484,800	24,950
Sawit Sumbermas Sarana Tbk. PT	147,200	5,775
Siloam International Hospitals Tbk. PT(1)	88,300	11,676
Sumber Tani Agung Resources Tbk. PT	377,300	21,113
Surya Semesta Internusa Tbk. PT	645,300	60,430
Telkom Indonesia Persero Tbk. PT, ADR	146,852	2,411,310
Timah Tbk. PT	1,716,800	308,871
Triputra Agro Persada PT	2,780,500	236,214
United Tractors Tbk. PT	849,400	1,089,952
XLSMART Telecom Sejahtera Tbk. PT	3,301,200	523,045
		14,841,513
Kuwait — 0.7%
A'ayan Leasing & Investment Co. KSCP	248,805	221,922
A'ayan Real Estate Co. SAK	39,646	21,261
Agility Public Warehousing Co. KSCC	1,153,131	497,046
Al Ahli Bank of Kuwait KSCP	377,238	337,620
Beyout Holding Co. KPSC	136,654	155,117
Burgan Bank SAK	158,013	100,031
Combined Group Contracting Co. SAK	13,620	41,836
First Investment Co. KSCP(1)	200,796	83,195
Humansoft Holding Co. KSC	4,811	36,996
KAMCO Investment Co. KSC	40,654	25,062
Kuwait Finance House KSCP	1,356,908	3,419,259
Kuwait International Bank KSCP	229,528	197,989
Kuwait Telecommunications Co.	78,804	168,095
Mobile Telecommunications Co. KSCP	547,800	1,057,229
National Bank of Kuwait SAKP	1,073,333	2,949,106
National Cleaning Co. SAK(1)	98,666	86,878
National Consumer Holding Co. SAK(1)	43,039	14,085
National Investments Co. KSCP	32,506	27,202
Oula Fuel Marketing Co.	85,165	73,855
Salhia Real Estate Co. KSCP	355,150	444,367
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	96,406	43,203
United Real Estate Co. SAKP(1)	403,307	350,979
		10,352,333
Malaysia — 1.4%
Aeon Co. M Bhd.	220,700	58,972
Alliance Bank Malaysia Bhd.	331,723	390,760
Allianz Malaysia Bhd.	4,200	22,803
AMMB Holdings Bhd.	994,500	1,624,561
Axiata Group Bhd.(2)	101,900	51,389
Bank Islam Malaysia Bhd.	224,400	124,481

Berjaya Corp. Bhd.(1)	239,070	14,798
Bermaz Auto Bhd.	56,400	13,073
Bumi Armada Bhd.(2)	1,812,500	148,672
Cahya Mata Sarawak Bhd.	84,500	24,070
CELCOMDIGI Bhd.(2)	164,000	126,209
Chin Hin Group Bhd.(1)	45,600	24,273
CIMB Group Holdings Bhd.	2,433,104	4,588,020
DRB-Hicom Bhd.	183,600	50,016
EG Industries Bhd.	177,300	76,604
Ekovest Bhd.(1)	127,900	6,772
Fraser & Neave Holdings Bhd.	1,900	13,564
Genting Bhd.(2)	515,100	301,470
Genting Malaysia Bhd.	183,100	89,143
Guan Chong Bhd.	308,200	73,838
HAP Seng Consolidated Bhd.	26,200	19,763
Hartalega Holdings Bhd.	794,100	252,635
Hengyuan Refining Co. Bhd.(1)	49,400	15,559
Hibiscus Petroleum Bhd.	212,140	108,684
IJM Corp. Bhd.	101,500	57,870
Insas Bhd.	6,100	1,377
IOI Properties Group Bhd.	564,000	597,506
Jaya Tiasa Holdings Bhd.	276,200	75,189
Johor Plantations Group Bhd.	564,300	231,935
Kelington Group Bhd.	71,100	136,873
Kerjaya Prospek Group Bhd.	35,600	19,928
Kinergy Advancement Bhd.(1)	311,900	31,099
KSL Holdings Bhd.	28,705	22,427
Kuala Lumpur Kepong Bhd.	133,989	687,111
Leong Hup International Bhd.	105,000	18,926
Lingkaran Trans Kota Holdings Bhd.(1)	10,000	10
Mah Sing Group Bhd.	809,300	202,047
Malayan Banking Bhd.(2)	1,088,560	2,921,302
Malaysia Smelting Corp. Bhd.	51,800	28,346
Malaysian Pacific Industries Bhd.	10,300	127,466
Matrix Concepts Holdings Bhd.	226,400	71,407
MBSB Bhd.	105,500	17,573
Mega First Corp. Bhd.	179,900	142,513
Pecca Group Bhd.	10,200	3,680
Perak Transit Bhd.	69,000	3,485
Perdana Petroleum Bhd.(1)	287,300	13,762
Petronas Dagangan Bhd.(2)	66,900	299,295
Public Bank Bhd.	133,200	158,248
RHB Bank Bhd.	398,921	826,058
Sarawak Oil Palms Bhd.	22,350	23,678
Scientex Bhd.	10,000	9,409
SD Guthrie Bhd.	604,500	885,406
Shin Yang Group Bhd.	175,300	33,826
Sime Darby Bhd.	1,427,800	748,329
Sime Darby Property Bhd.(2)	1,259,500	473,004
Solarvest Holdings Bhd.(1)	43,700	31,426
Supermax Corp. Bhd.(1)	123,224	9,812
Syarikat Takaful Malaysia Keluarga Bhd.	39,800	34,133
Ta Ann Holdings Bhd.	26,400	35,053
TASCO Bhd.	6,400	629
Telekom Malaysia Bhd.	372,300	694,998

Teo Seng Capital Bhd.	105,958	21,796
TH Plantations Bhd.	130,800	18,620
TIME dotCom Bhd.	343,900	523,121
TSH Resources Bhd.	185,600	50,580
Unisem M Bhd.	104,500	139,875
United Plantations Bhd.	46,050	361,316
Vantris Energy Bhd.(1)	3,135	241
Velesto Energy Bhd.	1,494,600	114,764
Wasco Bhd.	74,400	14,920
WCT Holdings Bhd.(1)	292,400	31,734
Westports Holdings Bhd.	133,700	206,021
Zetrix Ai Bhd.	2,889,700	586,852
		19,965,105
Mexico — 1.5%
Alpek SAB de CV(1)	107,975	77,912
America Movil SAB de CV, ADR	43,245	1,097,558
Banco del Bajio SA(2)	515,321	1,669,584
Controladora Vuela Cia de Aviacion SAB de CV, ADR(1)(2)	87,254	682,326
Fomento Economico Mexicano SAB de CV, ADR	24,256	2,887,192
Gentera SAB de CV	1,039,889	2,570,782
Gruma SAB de CV, B Shares(2)	19,109	321,173
Grupo Aeroportuario del Pacifico SAB de CV, ADR	10	2,363
Grupo Comercial Chedraui SA de CV	12,821	72,473
Grupo Financiero Banorte SAB de CV, Class O	736,901	7,677,593
Grupo Traxion SAB de CV(1)	11,911	7,207
Industrias Penoles SAB de CV	415	24,176
Megacable Holdings SAB de CV	655,692	2,235,941
Nemak SAB de CV(1)	827,028	168,392
Qualitas Controladora SAB de CV	100,993	1,018,843
Regional SAB de CV	217,955	1,690,009
		22,203,524
Philippines — 0.4%
Aboitiz Equity Ventures, Inc.	137,700	71,060
ACEN Corp.	29,310	1,571
Alliance Global Group, Inc.	273,900	37,110
Apex Mining Co., Inc.	852,000	229,106
Ayala Land, Inc.	2,632,500	622,681
BDO Unibank, Inc.	1,016,124	1,880,179
Converge Information & Communications Technology Solutions, Inc.	652,000	116,349
DMCI Holdings, Inc.	366,900	54,194
First Gen Corp.	11,100	2,811
Globe Telecom, Inc.	1,359	37,300
GT Capital Holdings, Inc.	15,660	121,972
JG Summit Holdings, Inc.	122,770	55,628
LT Group, Inc.	620,900	159,206
Metropolitan Bank & Trust Co.	1,199,610	1,235,856
Nickel Asia Corp.	100,800	8,004
Philippine National Bank	52,370	48,711
PLDT, Inc., ADR	40	728
Puregold Price Club, Inc.	379,500	277,114
Robinsons Land Corp.	225,400	59,662
Robinsons Retail Holdings, Inc.	19,230	14,422
Security Bank Corp.	186,270	187,539
Semirara Mining & Power Corp.	88,200	37,224
		5,258,427

Poland — 1.2%
Alior Bank SA	56,155	1,950,762
Bank Handlowy w Warszawie SA	2,768	96,221
Bank Millennium SA(1)	319,350	1,749,628
Grupa Kety SA	7,604	2,530,475
Jastrzebska Spolka Weglowa SA(1)	210	1,624
LPP SA	209	1,298,146
Orange Polska SA	448,351	2,007,632
ORLEN SA	147,670	5,771,698
Pepco Group NV	81,283	751,766
Text SA	10	117
XTB SA	39,093	1,116,448
		17,274,517
Qatar — 0.4%
Mannai Corp. QSC	14,187	20,751
Mazaya Real Estate Development QPSC(1)	299,746	47,111
Ooredoo QPSC	397,493	1,461,565
Qatar National Bank QPSC	962,256	4,711,043
United Development Co. QSC	776,722	183,310
		6,423,780
Russia(3) — 0.0%
Globaltrans Investment PLC, GDR(1)	15,648	2
LUKOIL PJSC(1)	7,931	—
Novolipetsk Steel PJSC(1)	70,860	—
VTB Bank PJSC(1)	30,520	—
		2
Saudi Arabia — 2.1%
Abdullah Al Othaim Markets Co.	10,539	16,643
Ades Holding Co.	100,094	526,324
Al Babtain Power & Telecommunication Co.	31,958	557,822
Al Khaleej Training & Education Co.(1)	4,677	19,531
Al-Dawaa Medical Services Co.	7,263	95,190
Alinma Bank	590,097	3,799,803
Almarai Co. JSC	156,236	1,913,914
Almunajem Foods Co.	9,125	151,804
Amlak International Finance Co.	288	743
Arab National Bank	291,980	1,640,692
Arabian Centres Co.	7,104	31,594
Arabian Co. for Agricultural & Industrial Investment	2,387	16,406
Arabian Drilling Co.(1)	35	814
Arabian Pipes Co.	92,256	171,632
Astra Industrial Group Co.	404	14,158
BAAN Holding Group Co.(1)	38,267	19,008
Bank AlBilad	49,138	321,710
Bank Al-Jazira	101,696	308,928
Banque Saudi Fransi	311,145	1,593,238
Dar Al Arkan Real Estate Development Co.(1)	103,405	458,963
East Pipes Integrated Co. for Industry	13,855	718,523
Etihad Etisalat Co.	193,886	3,306,950
Fourth Milling Co.	121,773	133,801
Jabal Omar Development Co.(1)	164,415	678,864
Leejam Sports Co. JSC	1,357	29,260
Lumi Rental Co.(1)	2,967	27,088
Mobile Telecommunications Co. Saudi Arabia(1)	305,239	888,285
Mouwasat Medical Services Co.	34,235	607,701

Nahdi Medical Co.	3,918	101,947
Najran Cement Co.(1)	11,854	18,733
Riyad Bank	617,702	3,321,011
Riyadh Cement Co.	10,493	64,160
Saudi Aramco Base Oil Co.	7,688	259,746
Saudi Awwal Bank	238,384	2,150,797
Saudi Co. For Hardware CJSC	3,237	19,594
Saudi Investment Bank	102,575	367,560
Saudi Kayan Petrochemical Co.(1)	374,623	565,758
Saudi Manpower Solutions Co.	45,489	71,511
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	23,918	182,285
Saudi Steel Pipe Co.	15,867	231,511
Saudi Telecom Co.	328,122	3,837,082
Savola Group	83,479	630,696
Sustained Infrastructure Holding Co.	22,997	209,771
Tanmiah Food Co.	2,173	34,469
Theeb Rent A Car Co.	20,438	138,555
United Electronics Co.	4,763	100,610
United International Transportation Co.	22,558	195,086
Yanbu Cement Co.	51,615	224,536
		30,774,807
South Africa — 3.1%
Absa Group Ltd.	282,980	4,124,704
AECI Ltd.	91,679	698,444
African Rainbow Minerals Ltd.	17,282	226,667
Afrimat Ltd.	318	617
Aspen Pharmacare Holdings Ltd.	98,164	873,388
Astral Foods Ltd.	36,458	556,630
Coronation Fund Managers Ltd.	23,974	62,940
DataTec Ltd.	55,441	260,689
DRDGOLD Ltd.	20,774	54,790
E Media Holdings Ltd.	6,556	829
Exxaro Resources Ltd.	32,565	434,997
Foschini Group Ltd.(2)	195,318	687,087
Gold Fields Ltd., ADR	111,345	4,438,212
KAP Ltd.(1)	436,358	74,115
Kumba Iron Ore Ltd.	9,692	194,207
Life Healthcare Group Holdings Ltd.	357,433	235,323
Merafe Resources Ltd.	366,791	28,373
Motus Holdings Ltd.	126,675	800,258
MTN Group Ltd.	466,556	6,226,052
Nedbank Group Ltd.	155,553	2,487,994
NEPI Rockcastle NV(1)	64,938	568,348
Netcare Ltd.	306,581	333,955
Ninety One Ltd.	91,777	268,337
Old Mutual Ltd.	2,635,165	2,088,260
Omnia Holdings Ltd.	89,473	559,864
PPC Ltd.	680,061	293,061
Raubex Group Ltd.	79,410	253,075
Reinet Investments SCA	39,907	1,201,426
Remgro Ltd.	18,053	211,341
Sappi Ltd.(1)(2)	308,333	234,082
Sasol Ltd., ADR(1)(2)	173,266	2,143,300
Shoprite Holdings Ltd.	98,661	1,733,489
Sibanye Stillwater Ltd., ADR	246,468	2,940,363

Standard Bank Group Ltd.	292,850	5,663,018
Sun International Ltd.	89,123	268,645
Super Group Ltd.	105,821	109,780
Telkom SA SOC Ltd.	234,934	900,788
Thungela Resources Ltd.(2)	105,749	946,717
Tiger Brands Ltd.	8,306	142,462
Truworths International Ltd.	183,266	564,004
Valterra Platinum Ltd.	121	9,991
Vodacom Group Ltd.	204,637	1,920,050
Wilson Bayly Holmes-Ovcon Ltd.	30	308
		45,820,980
South Korea — 22.0%
Able C&C Co. Ltd.	7,481	61,188
Asiana Airlines, Inc.(1)	528	2,563
BGF retail Co. Ltd.	8,209	673,943
BH Co. Ltd.	8,811	179,824
Binggrae Co. Ltd.	3,910	188,435
BNK Financial Group, Inc.	161,977	1,809,236
Byucksan Corp.	10,363	11,575
Cafe24 Corp.(1)	1,448	19,930
Cheil Worldwide, Inc.	18,436	225,611
CJ CGV Co. Ltd.(1)	278	841
CJ CheilJedang Corp.	3,879	519,632
CJ Corp.	9,361	1,005,792
CJ ENM Co. Ltd.(1)	8,877	232,753
CJ Logistics Corp.	8,061	457,185
Cosmax, Inc.	5,026	579,349
Coway Co. Ltd.	15,115	901,478
CS Wind Corp.(1)	50,997	1,608,304
Cuckoo Homesys Co. Ltd.	777	11,709
Daesang Corp.	11,158	142,136
Daewoong Co. Ltd.	8,210	102,632
Daishin Securities Co. Ltd.(1)	1,990	40,542
Daou Data Corp.	1,498	20,041
Daou Technology, Inc.	20,388	535,902
DB HiTek Co. Ltd.	45,881	5,654,022
DB Insurance Co. Ltd.	8,994	853,167
DB Securities Co. Ltd.	18,697	136,594
DL E&C Co. Ltd.	88,625	4,484,020
DL Holdings Co. Ltd.(1)	22,069	793,787
Dongjin Semichem Co. Ltd.	91,813	3,344,463
Dongkuk Holdings Co. Ltd.	9,130	12,426
Dongwon Industries Co. Ltd.	2,108	49,599
Doosan Tesna, Inc.	1,825	190,897
E-MART, Inc.	17,668	1,005,166
Eugene Investment & Securities Co. Ltd.	89,116	281,998
F&F Co. Ltd.	7,153	346,114
GOLFZON Co. Ltd.	1,675	48,049
Grand Korea Leisure Co. Ltd.	14,788	104,083
GS Engineering & Construction Corp.	11,455	231,224
GS Holdings Corp.	45,112	2,171,548
GS P&L Co. Ltd.	2,264	64,842
GS Retail Co. Ltd.	35,166	593,972
Han Kuk Carbon Co. Ltd.(1)	11,147	238,302
Hana Financial Group, Inc.	177,345	13,570,636

Hana Micron, Inc.(1)	7,180	193,142
Hana Tour Service, Inc.	1,091	27,400
Hankook & Co. Co. Ltd.	8,429	135,987
Hankook Tire & Technology Co. Ltd.	44,216	1,959,675
Hansae Co. Ltd.	1,224	7,197
Hansol Holdings Co. Ltd.(1)	14,959	41,079
Hansol Technics Co. Ltd.	2,080	17,291
Hanssem Co. Ltd.(1)	1,474	30,112
Hanwha Aerospace Co. Ltd.	9,039	7,047,956
Hanwha Corp.	18,928	1,680,769
Hanwha Corp., Preference Shares	4,803	151,761
Hanwha Engine(1)	42,068	1,787,711
Hanwha General Insurance Co. Ltd.(1)	32,298	135,533
Hanwha Life Insurance Co. Ltd.(1)	396,062	1,281,866
Hanwha Vision Co. Ltd.(1)	9,337	417,011
Harim Holdings Co. Ltd.	95,665	715,905
HD Construction Equipment Co. Ltd.	14,458	1,449,014
HD Hyundai Co. Ltd.	43,632	8,037,559
HD Hyundai Heavy Industries Co. Ltd.	9,641	4,455,023
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	22,599	6,345,993
HDC Holdings Co. Ltd.	24,971	365,658
Hite Jinro Co. Ltd.	9,001	95,517
HJ Shipbuilding & Construction Co. Ltd.(1)	1,200	16,370
HL Holdings Corp.(1)	774	23,072
HL Mando Co. Ltd.	60,325	2,482,469
HMM Co. Ltd.	45,417	589,206
HS Hyosung Advanced Materials Corp.	1,679	234,752
Hwa Shin Co. Ltd.	5,675	42,571
Hyosung Corp.	7,877	1,038,945
Hyosung TNC Corp.	4,520	1,090,910
HYUNDAI Corp.	1,168	21,421
Hyundai Department Store Co. Ltd.	12,934	937,004
Hyundai Elevator Co. Ltd.	15,606	816,145
Hyundai Glovis Co. Ltd.	34,676	5,586,286
Hyundai Marine & Fire Insurance Co. Ltd.(1)	28,682	657,527
Hyundai Motor Co.	41,403	19,809,203
Hyundai Rotem Co. Ltd.	38,568	5,133,670
Hyundai Steel Co.	62,457	1,664,227
Hyundai Wia Corp.	28,785	1,732,409
iM Financial Group Co. Ltd.	107,338	1,235,665
Industrial Bank of Korea	169,400	2,274,508
Innocean Worldwide, Inc.	3,794	50,245
INTOPS Co. Ltd.	443	5,487
IPARK Hyundai Development Co., E Shares	34,686	474,479
IS Dongseo Co. Ltd.(1)	985	18,838
JB Financial Group Co. Ltd.	85,046	1,349,541
KB Financial Group, Inc., ADR	104,065	10,556,354
KC Co. Ltd.	7,923	167,935
KC Tech Co. Ltd.	4,425	184,328
KCC Corp.	668	244,304
KEPCO Plant Service & Engineering Co. Ltd.	2,768	93,779
KG Dongbusteel	15,429	60,793
KG Eco Solution Co. Ltd.	9,800	36,494
Kia Corp.	129,516	14,529,126
KISCO Corp.	1,013	5,851

KIWOOM Securities Co. Ltd.	23,940	5,905,884
Kolon Industries, Inc.	30,162	1,439,665
KoMiCo Ltd.	10,670	638,025
KONA I Co. Ltd.(1)	8,077	296,958
Korea Circuit Co. Ltd.	204	16,184
Korea Electric Terminal Co. Ltd.	1,528	79,973
Korea Investment Holdings Co. Ltd.	61,864	9,789,638
Korea Line Corp.(1)	53,816	80,384
Korean Air Lines Co. Ltd.	136,872	2,427,622
Korean Reinsurance Co.	67,326	574,493
KT Corp.	22,341	785,344
Kumho Petrochemical Co. Ltd.	9,178	808,048
Kumho Tire Co., Inc.(1)	128,209	400,092
Kyung Dong Navien Co. Ltd.	4,366	202,681
LB Semicon, Inc.(1)	404	1,470
LG Chem Ltd.	29,740	7,245,384
LG Display Co. Ltd., ADR(1)(2)	361,553	2,006,619
LG Electronics, Inc.	118,531	23,110,521
LG Innotek Co. Ltd.	20,987	20,342,112
LG Uplus Corp.	145,797	1,561,353
LIG Defense&Aerospace Co. Ltd.	3,433	1,823,907
Lotte Chilsung Beverage Co. Ltd.	2,987	215,652
LOTTE Fine Chemical Co. Ltd.	3,542	123,037
Lotte Rental Co. Ltd.	8,917	184,980
Lotte Shopping Co. Ltd.	9,819	957,282
LS Corp.	8,180	2,429,963
LVMC Holdings(1)	42,660	41,304
LX International Corp.	44,759	1,244,531
LX Semicon Co. Ltd.	4,681	163,898
Mcnex Co. Ltd.	602	8,753
MegaStudyEdu Co. Ltd.	2,275	60,661
Meritz Financial Group, Inc.(1)	58,184	3,972,259
Mirae Asset Life Insurance Co. Ltd.(1)	707	6,901
Misto Holdings Corp.	11,271	278,700
Namhae Chemical Corp.	3,782	17,562
Neowiz(1)	145	1,858
NEPES Corp.(1)	14,176	320,817
Nexen Tire Corp.	10,178	44,343
NH Investment & Securities Co. Ltd.	101,928	2,049,379
NHN Corp.(1)	4,706	159,155
NICE Holdings Co. Ltd.(1)	772	6,191
NICE Information Service Co. Ltd.	13,095	121,542
OCI Holdings Co. Ltd.	10,703	2,482,836
Orion Corp.	19,091	1,639,773
Orion Holdings Corp.	15,987	265,497
Otoki Corp.	651	143,950
Pan Ocean Co. Ltd.	396,289	1,444,010
Partron Co. Ltd.	3,398	15,761
Poongsan Corp.	4,530	241,733
POSCO Holdings, Inc., ADR	22,454	1,591,989
Posco International Corp.	58,328	2,466,634
S-1 Corp.	6,557	297,425
Samsung E&A Co. Ltd.	428,540	14,997,697
Samsung Electro-Mechanics Co. Ltd.	172	243,137
Samsung Episholdings Co. Ltd.(1)	6,922	2,221,635

Samsung Fire & Marine Insurance Co. Ltd.	7,708	2,908,830
Samsung Heavy Industries Co. Ltd.(1)	5,827	108,183
Samsung Life Insurance Co. Ltd.	964	249,061
Samsung Securities Co. Ltd.	67,497	5,391,197
Samyang Foods Co. Ltd.	173	138,371
SD Biosensor, Inc.(1)	1,247	6,438
SeAH Besteel Holdings Corp.	13,142	464,986
Sebang Co. Ltd.	1,932	17,590
Sebang Global Battery Co. Ltd.	3,072	114,302
Seoyon E-Hwa Co. Ltd.	6,370	57,198
SFA Engineering Corp.	17,641	313,188
Shinhan Financial Group Co. Ltd., ADR	169,617	10,701,137
Shinsegae, Inc.	10,184	3,493,922
SK Discovery Co. Ltd.	4,401	144,119
SK Eternix Co. Ltd.(1)	6,127	163,031
SK Gas Ltd.	561	88,247
SK Networks Co. Ltd.	73,945	553,887
SK Telecom Co. Ltd., ADR	143,204	5,347,237
SK, Inc.	1,497	673,876
SL Corp.	32,390	1,613,111
SNT Dynamics Co. Ltd.	9,584	274,708
S-Oil Corp.	60,789	4,335,108
Soulbrain Co. Ltd.	945	240,456
STX Engine Co. Ltd.(1)	12,644	339,046
Sungwoo Hitech Co. Ltd.	25,049	122,817
TES Co. Ltd.	8,605	682,150
Tongyang Life Insurance Co. Ltd.(1)	50,620	248,563
Unid Co. Ltd.	873	41,367
Woongjin Thinkbig Co. Ltd.	17,413	17,792
Woori Financial Group, Inc.	483,329	9,558,677
Youngone Corp.	6,319	332,296
Youngone Holdings Co. Ltd.	2,887	366,248
Yuanta Securities Korea Co. Ltd.	12,496	43,067
		322,195,991
Taiwan — 27.5%
Ability Enterprise Co. Ltd.(2)	87,765	232,285
AcBel Polytech, Inc.(2)	312,497	591,961
ACES Electronic Co. Ltd.(2)	139,699	351,750
Acon Holding, Inc.(1)	9,000	1,782
Acter Group Corp. Ltd.	34,000	1,071,042
Actron Technology Corp.	15,000	94,765
ADATA Technology Co. Ltd.(2)	358,759	4,669,206
Advanced International Multitech Co. Ltd.	58,000	98,279
Advanced Power Electronics Corp.	2,000	11,462
Advancetek Enterprise Co. Ltd.	182,000	149,014
AIC, Inc.(2)	19,000	349,161
Air Asia Co. Ltd.(2)	20,000	27,403
Alchip Technologies Ltd.(2)	9,000	1,247,728
Allied Circuit Co. Ltd.	2,156	27,238
Allied Supreme Corp.	10,000	80,731
Alltek Technology Corp.	110,800	265,578
Alltop Technology Co. Ltd.	20,000	233,468
Alpha Networks, Inc.	15,000	18,362
Amazing Microelectronic Corp.	161	560
Ambassador Hotel	26,000	34,975

Ampire Co. Ltd.	24,000	20,606
AMPOC Far-East Co. Ltd.(2)	24,376	123,571
AmTRAN Technology Co. Ltd.(2)	120,625	189,094
Anji Technology Co. Ltd.	3,059	3,291
Apacer Technology, Inc.(2)	20,000	154,580
Apex Dynamics, Inc.	3,000	68,828
Apex International Co. Ltd.(1)	3,524	6,284
Arcadyan Technology Corp.	37,000	220,905
Ardentec Corp.(2)	1,070,000	8,191,554
Argosy Research, Inc.(2)	47,000	283,715
ASE Technology Holding Co. Ltd., ADR(2)	566,091	21,709,590
Asia Polymer Corp.	31,000	13,021
ASolid Technology Co. Ltd.	74,000	243,973
Asustek Computer, Inc.(2)	125,000	3,015,571
AUO Corp.(2)	564,400	411,573
Avermedia Technologies	49,000	76,361
Axiomtek Co. Ltd.	25,000	111,403
Azurewave Technologies, Inc.	70,000	154,548
Bafang Yunji International Co. Ltd.	22,000	123,337
Bank of Kaohsiung Co. Ltd.	154,891	57,670
Basso Industry Corp.	23,000	24,219
BES Engineering Corp.(1)	152,293	63,278
B'in Live Co. Ltd.	11,355	26,617
Bioteque Corp.	1,000	3,654
Bizlink Holding, Inc.	11,108	721,423
Bonny Worldwide Ltd.	10,000	40,722
Brighton-Best International Taiwan, Inc.	133,000	145,619
Brillian Network & Automation Integrated System Co. Ltd.(2)	29,000	388,730
Capital Futures Corp.	39,709	73,130
Career Technology MFG. Co. Ltd.(1)	3,753	2,132
Catcher Technology Co. Ltd.(2)	114,000	740,468
Cathay Financial Holding Co. Ltd.(2)	3,893,624	10,657,721
Central Reinsurance Co. Ltd.	213,406	238,545
Chain Chon Industrial Co. Ltd.	35,000	12,458
Chang Hwa Commercial Bank Ltd.	1,794,354	1,159,460
Channel Well Technology Co. Ltd.	76,000	139,521
Charoen Pokphand Enterprise(2)	107,000	426,120
CHC Healthcare Group	19,000	17,032
Chenbro Micom Co. Ltd.	47,000	2,024,378
Cheng Loong Corp.	112,000	67,755
Cheng Mei Materials Technology Corp.(1)	56,871	57,779
Cheng Shin Rubber Industry Co. Ltd.(2)	730,000	754,223
Cheng Uei Precision Industry Co. Ltd.	12,000	14,989
Chenming Electronic Technology Corp.(2)	33,000	127,843
Chia Chang Co. Ltd.	7,000	8,438
Chicony Electronics Co. Ltd.(2)	71,000	306,147
Chicony Power Technology Co. Ltd.(2)	23,000	74,560
Chien Kuo Construction Co. Ltd.	129,000	167,356
China Airlines Ltd.(2)	2,279,000	1,388,456
China Bills Finance Corp.	14,000	7,503
China Container Terminal Corp.	12,000	8,262
China Metal Products	74,000	49,614
China Motor Corp.	9,000	15,450
China Steel Corp.(2)	4,715,000	2,870,041
Chinese Maritime Transport Ltd.(1)(2)	96,000	176,468

Chin-Poon Industrial Co. Ltd.	176,000	365,356
Chipbond Technology Corp.(2)	252,000	2,416,970
ChipMOS Technologies, Inc.	995,000	3,538,658
Chlitina Holding Ltd.	25,000	82,132
Chong Hong Development Co. Ltd.	1,872	4,420
Chun Yuan Steel Industry Co. Ltd.(1)	215,000	159,536
Chung Hwa Chemical Industrial Works Ltd.	38,000	113,812
Chung-Hsin Electric & Machinery Manufacturing Corp.	225,000	1,191,327
Chunghwa Chemical Synthesis & Biotech Co. Ltd.	14,000	17,445
Chunghwa Precision Test Tech Co. Ltd.	4,000	396,772
Chunghwa Telecom Co. Ltd., ADR	3,857	168,821
Clevo Co.	10,000	14,031
Collins Co. Ltd.	42,000	16,539
Compal Electronics, Inc.(2)	347,000	403,663
Compeq Manufacturing Co. Ltd.(2)	937,000	8,425,453
Concord International Securities Co. Ltd.	238,360	325,202
Concord Securities Co. Ltd.(2)	406,475	380,863
Continental Holdings Corp.	32,000	20,638
Coremax Corp.	814	2,784
Co-Tech Development Corp.	4,000	76,847
Creative Sensor, Inc.(2)	27,000	48,037
Crowell Development Corp.	29,000	19,552
Cryomax Cooling System Corp.	4,163	4,246
CTBC Financial Holding Co. Ltd.	7,609,000	14,691,611
CTCI Corp.	670,638	850,569
CyberPower Systems, Inc.	25,000	168,599
DA CIN Construction Co. Ltd.	73,200	187,176
Da-Li Development Co. Ltd.	18,572	25,176
Darfon Electronics Corp.	10,000	12,502
Darwin Precisions Corp.	309,500	141,466
Daxin Materials Corp.	3,000	38,962
Depo Auto Parts Ind Co. Ltd.(2)	72,000	334,575
Desiccant Technology Corp.	27,000	194,511
Dimerco Data System Corp.(1)	13,000	35,449
Dimerco Express Corp.	24,351	62,884
Dynamic Holding Co. Ltd.(1)(2)	295,945	1,626,617
Dynapack International Technology Corp.(2)	46,000	633,782
E&R Engineering Corp.(1)	2,000	16,290
Eastech Holding Ltd.(2)	23,000	52,058
Eastern Media International Corp.	72,000	42,108
Edom Technology Co. Ltd.(1)	202,000	458,290
Elan Microelectronics Corp.	40,000	206,185
Elite Advanced Laser Corp.(2)	9,000	139,009
Elite Material Co. Ltd.	50,000	8,081,127
Elite Semiconductor Microelectronics Technology, Inc.	490,000	3,792,986
Emerging Display Technologies Corp.	30,000	22,208
Eson Precision Ind Co. Ltd.	96,000	386,206
Eternal Materials Co. Ltd.(2)	183,000	473,039
Eva Airways Corp.(2)	2,756,000	3,164,259
Evergreen International Storage & Transport Corp.(2)	194,000	294,430
Evergreen Marine Corp. Taiwan Ltd.(2)	787,400	5,347,457
Everlight Electronics Co. Ltd.	134,000	267,164
Excelliance Mos Corp.	1,000	3,788
Excelsior Medical Co. Ltd.	1,685	3,771
EZconn Corp.(2)	23,000	1,343,597

Far Eastern Department Stores Ltd.	517,000	360,253
Far Eastern International Bank	1,335,613	505,250
Far Eastern New Century Corp.(2)	1,204,000	986,695
Far EasTone Telecommunications Co. Ltd.	329,000	995,482
Farglory Land Development Co. Ltd.	36,000	83,572
Feedback Technology Corp.(1)	8,640	71,525
First Insurance Co. Ltd.	160,000	137,681
First Steamship Co. Ltd.(1)	90,000	15,059
Fitipower Integrated Technology, Inc.	9,750	53,462
Fittech Co. Ltd.(1)	1,202	7,796
Flytech Technology Co. Ltd.(2)	39,000	170,065
Forcecon Tech Co. Ltd.	13,008	39,167
Formosa Chemicals & Fibre Corp.	294,000	469,062
Formosa International Hotels Corp.	25,000	137,896
Formosa Laboratories, Inc.	22,000	36,622
Formosa Optical Technology Co. Ltd.	14,000	41,965
Formosa Taffeta Co. Ltd.	48,000	23,659
Formosan Union Chemical Corp.	17,000	10,543
Foxconn Technology Co. Ltd.(2)	262,000	507,405
Foxsemicon Integrated Technology, Inc.(2)	27,000	274,882
Foxwell Power Co. Ltd.	7,000	14,430
Franbo Lines Corp.(2)	221,629	125,012
Froch Enterprise Co. Ltd.	42,000	24,020
FSP Technology, Inc.	4,000	6,404
Fu Chun Shin Machinery Manufacture Co. Ltd.	6,303	5,096
Fu Hua Innovation Co. Ltd.(2)	377,823	159,779
Fubon Financial Holding Co. Ltd.	3,804,859	13,344,297
Fulgent Sun International Holding Co. Ltd.(2)	61,891	145,504
Full Wang International Development Co. Ltd.	3,886	1,495
Fulltech Fiber Glass Corp.(1)(2)	62,865	210,851
Fusheng Precision Co. Ltd.	64,000	532,903
G Shank Enterprise Co. Ltd.	28,591	110,230
Gallant Precision Machining Co. Ltd.	17,000	68,033
Gamania Digital Entertainment Co. Ltd.	8,000	10,410
GEM Services, Inc.(1)	1,000	3,906
Gemtek Technology Corp.(2)	272,000	428,327
General Interface Solution GIS Holding Ltd.(1)	112,000	272,098
Genius Electronic Optical Co. Ltd.(2)	13,000	249,218
Getac Holdings Corp.(2)	58,000	192,159
Giant Manufacturing Co. Ltd.(2)	207,000	457,159
Gigabyte Technology Co. Ltd.(2)	75,000	878,106
Global Brands Manufacture Ltd.(2)	90,587	279,229
Global Lighting Technologies, Inc.	3,000	3,915
Global PMX Co. Ltd.	28,000	137,884
Globalwafers Co. Ltd.(2)	37,000	1,173,376
Globe Union Industrial Corp.	57,000	17,655
GMI Technology, Inc.(2)	38,362	61,453
Gold Circuit Electronics Ltd.	249,100	10,399,205
Goldsun Building Materials Co. Ltd.	319,000	351,890
Gordon Auto Body Parts(2)	102,000	108,396
Gourmet Master Co. Ltd.	47,000	91,704
Grand Fortune Securities Co. Ltd.	33,600	18,030
Great Tree Pharmacy Co. Ltd.	2,039	4,643
Great Wall Enterprise Co. Ltd.	253,000	425,026
Greatek Electronics, Inc.	282,000	1,264,790

Group Up Industrial Co. Ltd.	10,000	138,242
Hai Kwang Enterprise Corp.(1)	4,284	1,887
Hannstar Board Corp.(2)	255,160	689,291
HannStar Display Corp.(1)	48,000	26,061
HannsTouch Holdings Co.(1)	44,000	17,458
Hanpin Electron Co. Ltd.	31,000	52,303
Her Chee Industrial Co. Ltd.	24,000	20,966
Hey Song Corp.	13,000	14,276
Highwealth Construction Corp.(2)	172,350	231,096
Hi-Lai Foods Co. Ltd.	10,000	53,770
Hitron Technology, Inc.(1)(2)	62,000	64,148
Ho Tung Chemical Corp.	23,000	6,961
Holdings-Key Electric Wire & Cable Co. Ltd.	29,000	38,842
Holy Stone Enterprise Co. Ltd.(2)	131,500	2,644,628
Hong Ho Precision Textile Co. Ltd.	46,000	23,223
Hong TAI Electric Industrial	55,000	65,293
Horizon Fixture Group Co. Ltd.	2,000	10,636
Hotai Finance Co. Ltd.	47,300	91,035
Hotai Motor Co. Ltd.(2)	23,000	356,152
Hotel Holiday Garden(1)	15,592	6,407
Hsin Ba Ba Corp.	13,000	14,267
HTC Corp.(1)(2)	128,000	184,004
Hu Lane Associate, Inc.(2)	38,000	148,449
Hua Nan Financial Holdings Co. Ltd.	244,824	238,171
Huaku Development Co. Ltd.	91,960	351,086
Huang Hsiang Construction Corp.	5,442	6,306
Hung Sheng Construction Ltd.	175,000	96,583
Hwacom Systems, Inc.(2)	101,000	170,476
Hwang Chang General Contractor Co. Ltd.(2)	81,868	119,527
IBF Financial Holdings Co. Ltd.	41,315	19,413
I-Chiun Precision Industry Co. Ltd.(2)	37,458	313,350
IEI Integration Corp.	39,000	92,622
IKKA Holdings Cayman Ltd.	12,573	26,070
Innodisk Corp.	18,037	1,018,148
Innolux Corp.(1)(2)	11,733,868	18,904,383
Inpaq Technology Co. Ltd.(2)	87,000	328,830
Integrated Service Technology, Inc.	25,965	138,376
International Games System Co. Ltd.	12,000	288,520
Inventec Corp.(2)	443,000	982,665
Iron Force Industrial Co. Ltd.	296	799
ITE Technology, Inc.(2)	116,000	567,572
ITEQ Corp.(2)	316,000	2,678,133
Jarllytec Co. Ltd.	4,250	12,809
Jean Co. Ltd.	6,096	3,624
Jiin Yeeh Ding Enterprise Co. Ltd.(2)	141,000	545,683
Jinan Acetate Chemical Co. Ltd.(2)	492,520	641,382
Jourdeness Group Ltd.	7,000	5,452
JPC connectivity, Inc.	34,000	318,849
JPP Holding Co. Ltd.(2)	30,000	428,190
Kaimei Electronic Corp.(2)	165,000	865,869
Kaori Heat Treatment Co. Ltd.	7,000	241,446
Kedge Construction Co. Ltd.	5,730	16,054
Kenda Rubber Industrial Co. Ltd.	47,000	25,123
Kenmec Mechanical Engineering Co. Ltd.(2)	37,188	78,891
Kerry TJ Logistics Co. Ltd.	38,000	35,251

KGI Financial Holding Co. Ltd.	1,600,575	1,148,158
KGI Financial Holding Co. Ltd., Preference Shares	59,976	15,578
Kindom Development Co. Ltd.	4,800	4,573
King Polytechnic Engineering Co. Ltd.	6,100	9,111
King Yuan Electronics Co. Ltd.(2)	876,000	9,087,234
Kinik Co.	12,000	272,301
Kinpo Electronics(2)	544,000	670,610
Kinsus Interconnect Technology Corp.	44,630	1,022,308
KNH Enterprise Co. Ltd.	27,000	12,150
Ko Ja Cayman Co. Ltd.	10,000	15,709
KS Terminals, Inc.(1)	7,000	13,906
Kuang Hong Arts Management, Inc.(1)	13,000	39,718
Kung Sing Engineering Corp.(1)	725,000	239,295
Kuo Toong International Co. Ltd.	70,000	116,901
Kura Sushi Asia Co. Ltd.	4,000	8,631
Kwong Lung Enterprise Co. Ltd.	11,000	15,795
L&K Engineering Co. Ltd.	246,390	6,120,131
Largan Precision Co. Ltd.(2)	24,000	2,691,506
Lealea Enterprise Co. Ltd.(1)	78,000	15,547
Lelon Electronics Corp.(2)	165,000	1,923,869
Leofoo Development Co. Ltd.(1)	66,000	31,901
Li Peng Enterprise Co. Ltd.(1)	218,000	43,208
Lida Holdings Ltd.	23,000	14,657
Life Travel & Tourist Service Co. Ltd.	3,000	9,798
Lingsen Precision Industries Ltd.	42,000	53,682
Lion Travel Service Co. Ltd.(2)	81,000	432,350
Long Bon International Co. Ltd.(1)	220,000	90,946
Longchen Paper & Packaging Co. Ltd.(1)	2,000	570
Longwell Co.(2)	34,000	373,148
Lotes Co. Ltd.	20,000	1,672,489
Lotus Pharmaceutical Co. Ltd.(2)	158,000	979,439
Lumax International Corp. Ltd.	73,000	299,181
Lung Yen Life Service Corp.(1)	11,000	16,309
Luxe Green Energy Technology Co. Ltd.	52,000	36,804
Macnica Anstek, Inc.	5,000	18,515
Macnica Galaxy, Inc.(2)	27,000	114,518
Makalot Industrial Co. Ltd.(2)	170,700	1,177,153
Man Zai Industrial Co. Ltd.	13,650	18,023
Marketech International Corp.	50,000	806,401
Materials Analysis Technology, Inc.	27,005	281,348
Mayer Steel Pipe Corp.	23,200	15,650
Megaforce Co. Ltd.(1)	3,000	3,837
Merida Industry Co. Ltd.	10,000	21,297
MIN AIK Technology Co. Ltd.	1,000	937
Mirle Automation Corp.(2)	15,000	87,824
MPI Corp.	19,000	3,559,424
My Humble House Hospitality Management Consulting	27,000	30,193
Namchow Holdings Co. Ltd.	14,000	13,965
Nan Liu Enterprise Co. Ltd.	1,000	1,173
Nan Pao Resins Chemical Co. Ltd.	16,000	182,787
Nang Kuang Pharmaceutical Co. Ltd.	11,000	11,543
Nantex Industry Co. Ltd.	9,000	7,744
Nanya Technology Corp.(1)	84,000	911,419
Netronix, Inc.	3,000	9,525
Nexcom International Co. Ltd.	27,000	61,644

Nichidenbo Corp.	28,000	203,080
Nien Made Enterprise Co. Ltd.	62,000	626,779
Niko Semiconductor Co. Ltd.	7,346	19,512
Nova Technology Corp.	21,000	176,904
Novatek Microelectronics Corp.(2)	51,000	776,266
O-Bank Co. Ltd.	713,000	225,534
Orient Semiconductor Electronics Ltd.	134,000	258,197
O-TA Precision Industry Co. Ltd.	8,000	16,497
Pacific Construction Co.	63,000	17,385
Pacific Hospital Supply Co. Ltd.	1,000	2,532
Pegavision Corp.	20,000	204,484
PharmaEngine, Inc.	2,000	3,419
Phoenix Silicon International Corp.	148,000	1,532,157
Pixart Imaging, Inc.	25,000	180,739
Pou Chen Corp.	1,882,000	1,527,958
Power Wind Health Industry, Inc.	6,000	26,727
Powertech Technology, Inc.(2)	834,000	9,960,127
Poya International Co. Ltd.	25,120	462,338
President Chain Store Corp.	64,000	436,803
President Securities Corp.	960,800	1,451,037
Prince Housing & Development Corp.	44,000	10,784
Promate Electronic Co. Ltd.	44,598	71,374
Prosperity Dielectrics Co. Ltd.	19,000	142,191
Quanta Storage, Inc.(2)	55,000	148,344
Quintain Steel Co. Ltd.(1)	51,353	14,703
Radiant Opto-Electronics Corp.(2)	97,000	328,352
Radium Life Tech Co. Ltd.	45,369	14,270
Realtek Semiconductor Corp.	112,000	2,064,374
Rechi Precision Co. Ltd.	245,000	185,536
Rexon Industrial Corp. Ltd.	16,000	11,106
Rich Development Co. Ltd.	88,520	19,820
Rich Honour International Designs Co. Ltd.	10,000	13,838
Richmond International Travel & Tours Co. Ltd.	9,100	19,691
Rodex Fasteners Corp.	11,000	8,526
Roo Hsing Co. Ltd.(1)	7,903	1,972
Roundtop Machinery Industries Co. Ltd.	5,000	3,381
Ruby Tech Corp.	5,000	9,735
Ruentex Development Co. Ltd.	277,000	205,727
Sakura Development Co. Ltd.	22,800	26,697
San Fang Chemical Industry Co. Ltd.(2)	185,000	183,455
Sanyang Motor Co. Ltd.	104,000	200,978
Scientech Corp.	8,000	218,374
Sea & Land Integrated Corp.	3,400	1,642
Senao Networks, Inc.(2)	6,489	29,684
Sesoda Corp.	149,000	181,298
Sharehope Medicine Co. Ltd.	20,638	12,810
ShenMao Technology, Inc.	16,000	80,117
Shieh Yih Machinery Industry Co. Ltd.(2)	51,000	52,224
Shih Her Technologies, Inc.(2)	22,713	161,568
Shih Wei Navigation Co. Ltd.(1)	133,773	61,274
Shin Foong Specialty & Applied Materials Co. Ltd.	3,000	2,934
Shin Ruenn Development Co. Ltd.	32,770	41,409
Shin Zu Shing Co. Ltd.(2)	53,693	345,359
Shinkong Insurance Co. Ltd.	121,000	561,416
Sigurd Microelectronics Corp.(2)	954,000	6,883,236

Simplo Technology Co. Ltd.	75,000	939,978
Sincere Navigation Corp.	493,000	475,929
Sinmag Equipment Corp.	6,000	23,249
Sinon Corp.	156,000	193,545
SinoPac Financial Holdings Co. Ltd.	3,930,672	3,764,392
Sinopower Semiconductor, Inc.	24,000	217,546
Sinyi Realty, Inc.	1,000	595
Sitronix Technology Corp.	5,000	48,707
Siward Crystal Technology Co. Ltd.	10,000	17,233
Soft-World International Corp.(1)	27,000	85,247
Solteam, Inc.	18,399	25,631
Speed Tech Corp.	47,338	44,773
Sporton International, Inc.(2)	61,000	452,447
Sports Gear Co. Ltd.(2)	40,000	107,591
Star Fusion Group Co. Ltd.(1)	2,631	3,792
S-Tech Corp.	30,000	18,971
Sunonwealth Electric Machine Industry Co. Ltd.(2)	233,098	1,177,157
Sunrex Technology Corp.(2)	62,000	81,250
Sunspring Metal Corp.	90,000	53,672
Sunty Development Co. Ltd.	43,000	17,635
Superalloy Industrial Co. Ltd.	7,000	14,896
Supreme Electronics Co. Ltd.(2)	90,487	254,264
Swancor Holding Co. Ltd.(2)	81,000	320,870
Symtek Automation Asia Co. Ltd.	10,069	56,034
Syncmold Enterprise Corp.	2,000	7,572
Syscom Computer Engineering Co.	3,000	5,834
T3EX Global Holdings Corp.	24,000	51,882
TA Chen Stainless Pipe	376,526	499,709
TA-I Technology Co. Ltd.	76,000	331,963
Tai Tung Communication Co. Ltd.	64,000	36,778
Taichung Commercial Bank Co. Ltd.(2)	2,382,071	1,402,375
TaiDoc Technology Corp.	2,000	7,818
Taiflex Scientific Co. Ltd.(2)	34,516	177,218
Taimide Tech, Inc.	2,000	6,742
TAI-TECH Advanced Electronics Co. Ltd.(1)(2)	21,000	190,473
Taiwan Acceptance Corp.(2)	63,861	148,748
Taiwan Business Bank(2)	6,200,001	3,215,330
Taiwan Cogeneration Corp.	4,005	8,505
Taiwan Fire & Marine Insurance Co. Ltd.	71,400	120,610
Taiwan FU Hsing Industrial Co. Ltd.	43,200	58,548
Taiwan High Speed Rail Corp.(2)	316,000	250,551
Taiwan Hon Chuan Enterprise Co. Ltd.	139,202	548,682
Taiwan Hopax Chemicals Manufacturing Co. Ltd.	38,933	61,860
Taiwan Line Tek Electronic	22,660	15,100
Taiwan Mask Corp.(1)	54,930	100,983
Taiwan Navigation Co. Ltd.	143,000	132,102
Taiwan Paiho Ltd.	177,000	242,306
Taiwan Sakura Corp.	41,000	107,297
Taiwan Surface Mounting Technology Corp.	142,000	993,197
Taiwan Takisawa Technology Co. Ltd.	4,000	5,862
Taiwan Taxi Co. Ltd.	4,000	20,454
Taiwan Union Technology Corp.(2)	62,000	3,271,435
TBI Motion Technology Co. Ltd.(1)(2)	58,000	126,878
TCI Co. Ltd.	17,000	64,720
Te Chang Construction Co. Ltd.	26,000	59,421

Team Group, Inc.	59,000	512,742
Teco Electric & Machinery Co. Ltd.(2)	195,000	463,058
Test Research, Inc.(2)	199,000	2,543,962
Thye Ming Industrial Co. Ltd.	20,708	44,949
Tigerair Taiwan Co. Ltd.(2)	54,000	97,595
Ton Yi Industrial Corp.	543,000	276,164
Tong Yang Industry Co. Ltd.(2)	313,000	949,521
Topco Scientific Co. Ltd.(2)	46,866	672,652
Topkey Corp.	29,000	148,474
Topoint Technology Co. Ltd.(2)	123,932	1,758,965
TPK Holding Co. Ltd.	9,000	24,737
Tripod Technology Corp.	334,000	5,505,248
Trusval Technology Co. Ltd.	1,905	17,404
TS Financial Holding Co. Ltd.	9,073,989	6,753,983
TS Financial Holding Co. Ltd., Preference Shares(1)	496,875	148,814
Tsang Yow Industrial Co. Ltd.	20,000	28,712
Tsann Kuen Enterprise Co. Ltd.	28,331	16,526
TSEC Corp.(1)(2)	363,000	468,551
TSRC Corp.	82,000	49,972
TTFB Co. Ltd.	3,633	18,461
Tung Ho Steel Enterprise Corp.	283,000	609,831
Tung Thih Electronic Co. Ltd.	10,160	17,945
TXC Corp.	72,000	490,967
TYC Brother Industrial Co. Ltd.	140,000	154,323
UDE Corp.	83,000	362,904
U-Ming Marine Transport Corp.(2)	376,000	828,487
Unic Technology Corp.(2)	179,000	198,820
Unimicron Technology Corp.	519,000	17,221,899
Union Bank of Taiwan	608,316	397,209
Union Insurance Co. Ltd.	26,000	27,080
Uni-President Enterprises Corp.(2)	2,162,000	4,960,365
Unitech Printed Circuit Board Corp.(2)	179,273	386,879
United Integrated Services Co. Ltd.(2)	141,000	5,170,482
United Microelectronics Corp.(2)	2,495,000	11,232,361
United Orthopedic Corp.	30,000	86,046
Universal Cement Corp.	30,796	26,950
Universal Microelectronics Co. Ltd.(1)(2)	136,000	221,728
Universal Vision Biotechnology Co. Ltd.	12,000	52,661
Utechzone Co. Ltd.	3,000	22,929
Vanguard International Semiconductor Corp.(2)	1,516,000	8,064,761
Ventec International Group Co. Ltd.	18,000	126,992
Visco Vision, Inc.	28,000	172,494
Vizionfocus, Inc.	10,000	62,888
Wah Hong Industrial Corp.(2)	33,000	66,989
Wah Lee Industrial Corp.	44,000	193,184
Walsin Technology Corp.	16,000	198,125
Walton Advanced Engineering, Inc.(2)	108,000	220,509
Wan Hai Lines Ltd.(2)	360,850	944,127
Wei Chuan Foods Corp.	7,000	2,704
Well Shin Technology Co. Ltd.	15,000	19,110
Wholetech System Hitech Ltd.	8,000	37,175
Win Semiconductors Corp.(2)	337,000	5,609,822
Winbond Electronics Corp.(2)	1,294,173	6,368,668
Winstek Semiconductor Co. Ltd.	58,000	350,321
Wisdom Marine Lines Co. Ltd.(2)	365,000	878,003

Wistron Corp.	379,000	1,897,332
WNC Corp.(2)	226,072	2,276,815
Wonderful Hi-Tech Co. Ltd.(2)	227,000	662,793
Wowprime Corp.	52,790	392,122
WPG Holdings Ltd.	92,000	345,923
WT Microelectronics Co. Ltd.(2)	525,791	4,828,094
WUS Printed Circuit Co. Ltd.	50,000	268,096
WW Holding, Inc.	6,000	7,680
XinTec, Inc.	4,000	32,605
Xxentria Technology Materials Corp.	7,350	9,744
Yang Ming Marine Transport Corp.(2)	1,699,000	2,856,907
Yankey Engineering Co. Ltd.	8,995	185,671
YC INOX Co. Ltd.	6,379	4,097
YCC Parts Manufacturing Co. Ltd.	11,000	15,963
Yem Chio Co. Ltd.	23,460	10,511
Yen Sun Technology Corp.	20,000	31,286
Yeong Guan Energy Technology Group Co. Ltd.(1)	11,380	2,013
YFY, Inc.	25,000	19,258
Yieh Phui Enterprise Co. Ltd.(1)	93,380	40,715
Youngtek Electronics Corp.	4,000	15,604
Yuanta Financial Holding Co. Ltd.	1,227,248	2,332,776
Yuanta Futures Co. Ltd.	40,062	126,553
Yulon Motor Co. Ltd.(2)	123,208	107,897
Yungshin Construction & Development Co. Ltd.(2)	16,000	23,445
YungShin Global Holding Corp.	30,000	53,488
Zenitron Corp.	62,000	159,995
Zero One Technology Co. Ltd.(2)	31,000	95,220
Zhen Ding Technology Holding Ltd.(2)	815,000	13,301,687
Zippy Technology Corp.	5,000	10,230
		402,317,225
Thailand — 1.2%
AAPICO Hitech PCL, NVDR	30,600	13,336
Advanced Info Service PCL, NVDR	355,000	3,845,186
AEON Thana Sinsap Thailand PCL, NVDR	98,500	286,870
Asia Plus Group Holdings PCL, NVDR	235,500	15,642
B Grimm Power PCL, NVDR	975,400	415,526
Bangchak Corp. PCL, NVDR	60,892	62,228
Bangkok Airways PCL, NVDR	120,200	57,426
Bangkok Chain Hospital PCL, NVDR	17,200	4,992
BCPG PCL, NVDR	9,500	1,968
BEC World PCL, NVDR	156,900	9,157
BG Container Glass PCL, NVDR	16,200	3,058
BTS Group Holdings PCL, NVDR(1)	511,100	31,996
Buriram Sugar PCL, NVDR	111,700	12,267
Cal-Comp Electronics Thailand PCL, NVDR	59,000	15,880
Central Plaza Hotel PCL, NVDR	9,400	9,720
Central Retail Corp. PCL, NVDR	473,500	305,668
CH Karnchang PCL, NVDR	521,000	287,372
Charoen Pokphand Foods PCL, NVDR	1,717,300	1,000,632
Com7 PCL, NVDR	611,500	487,108
Dynasty Ceramic PCL, NVDR	462,700	18,891
Ekachai Medical Care PCL, NVDR	112,204	17,247
Energy Absolute PCL, NVDR(1)	672,500	70,196
Erawan Group PCL, NVDR	31,200	2,730
G J Steel PCL, NVDR(1)	1,926,300	8,903

GFPT PCL, NVDR	297,200	78,092
Gunkul Engineering PCL, NVDR	2,512,100	306,989
Hana Microelectronics PCL, NVDR	20,100	22,880
Home Product Center PCL, NVDR	1,152,300	213,656
Indorama Ventures PCL, NVDR	815,800	582,931
Interlink Communication PCL, NVDR	14,000	2,082
IRPC PCL, NVDR	5,779,500	322,679
Italian-Thai Development PCL, NVDR(1)	1,023,300	11,648
Jaymart Group Holdings PCL, NVDR	800	222
Karmarts PCL, NVDR	6,534	1,476
KGI Securities Thailand PCL, NVDR	220,100	28,817
Kiatnakin Phatra Bank PCL, NVDR	2,417	6,521
Lanna Resources PCL, NVDR	300	132
Major Cineplex Group PCL, NVDR	56,200	11,636
MC Group PCL, NVDR	60,900	20,976
Mega Lifesciences PCL, NVDR	240,400	265,599
Minor International PCL, NVDR	1,601,300	1,105,513
MK Restaurants Group PCL, NVDR	7,700	4,847
Muangthai Capital PCL, NVDR	3,400	2,997
Origin Property PCL, NVDR	1,600	84
Plan B Media PCL, NVDR	1,088,400	139,601
Polyplex Thailand PCL, NVDR	14,600	4,458
Precious Shipping PCL, NVDR	3,600	846
Premier Marketing PCL, NVDR	13,900	4,531
Prima Marine PCL, NVDR	400,400	107,088
Pruksa Holding PCL, NVDR	158,600	16,656
PTG Energy PCL, NVDR	841,000	188,181
PTT Exploration & Production PCL, NVDR	480,600	2,091,429
PTT Global Chemical PCL, NVDR	958,700	986,687
Regional Container Lines PCL, NVDR	175,300	169,647
Sabina PCL, NVDR	38,100	17,867
Samart Corp. PCL, NVDR	23,500	3,962
Sansiri PCL, NVDR	3,584,200	157,698
SC Asset Corp. PCL, NVDR	43,600	2,451
SCGJWD Logistics PCL, NVDR	300	70
Siam Global House PCL, NVDR	5,035	1,144
Somboon Advance Technology PCL, NVDR	37,400	17,588
SPCG PCL, NVDR	48,600	13,201
Sri Trang Agro-Industry PCL, NVDR	747,600	440,811
Srithai Superware PCL, NVDR	354,100	11,647
Srivichai Vejvivat PCL, NVDR	12,700	3,202
Star Petroleum Refining PCL, NVDR	1,034,500	235,196
Stecon Group PCL, NVDR	1,030,800	495,205
Super Energy Corp. PCL, NVDR(1)	2,013,000	7,957
Susco PCL, NVDR	201,200	12,857
Thai Oil PCL, NVDR	851,700	1,209,821
Thaifoods Group PCL, NVDR	1,258,160	375,810
Thonburi Healthcare Group PCL, NVDR	200	48
Thoresen Thai Agencies PCL, NVDR	371,000	60,992
TIDLOR Holdings PCL, NVDR	723,800	407,067
Tipco Asphalt PCL, NVDR	50,700	21,494
Tisco Financial Group PCL, NVDR	300	1,041
TOA Paint Thailand PCL, NVDR	171,200	64,277
TPI Polene PCL, NVDR	3,668,600	91,319
TPI Polene Power PCL, NVDR	126,200	6,896
		17,342,521

Turkey — 0.7%
Akbank TAS	868,920	1,186,066
Aksa Enerji Uretim AS(1)	116,481	201,971
Albaraka Turk Katilim Bankasi AS	1,097,403	187,681
Anadolu Anonim Turk Sigorta Sirketi	406,414	240,816
Bera Holding AS(1)	264,901	96,698
Buyuk Sefler Gida Turizm Tekstil Danismanlik Organizasyon Egitim Sanayi VE Ticar	122,865	16,944
Dogan Sirketler Grubu Holding AS	276,917	139,512
Dogus Otomotiv Servis ve Ticaret AS	4,985	19,887
Dyo Boya Fabrikalari Sanayi ve Ticaret AS(1)	1,281	439
Eregli Demir ve Celik Fabrikalari TAS	407,947	345,170
GSD Holding AS(1)	553,201	64,636
Haci Omer Sabanci Holding AS	433,802	855,136
Is Finansal Kiralama AS(1)	388,161	166,625
Is Yatirim Menkul Degerler AS	150,711	124,261
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class B(1)	3,872	8,896
KOC Holding AS(2)	243,492	996,009
Marmara Holding AS(1)	1,189,100	61,015
Mavi Giyim Sanayi Ve Ticaret AS, B Shares	164,664	146,770
Naturelgaz Sanayi ve Ticaret AS	520,495	142,945
NET Holding AS(1)	92,984	76,103
Pegasus Hava Tasimaciligi AS(1)(2)	131,169	482,410
Polisan Holding AS	299,021	128,198
Sekerbank Turk AS	572,299	162,075
Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,185	2,641
Tekfen Holding AS(2)	29,741	90,100
Tera Yatirim Menkul Degerler AS(1)	58,582	263,176
Trust Anadolu Metal Madencilik Isletmeleri AS(1)	7,444	17,349
Turk Hava Yollari AO	142,128	912,231
Turkcell Iletisim Hizmetleri AS, ADR(2)	156,442	894,848
Turkiye Halk Bankasi AS(1)(2)	6,497	5,879
Turkiye Is Bankasi AS, C Shares	1,556,848	438,526
Turkiye Petrol Rafinerileri AS	45,202	227,881
Turkiye Sigorta AS	73,353	19,945
Turkiye Sinai Kalkinma Bankasi AS	916,984	218,675
Turkiye Vakiflar Bankasi TAO, D Shares(1)(2)	649,199	427,298
Vakif Finansal Kiralama AS(1)	532,864	19,427
Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	72	115
Vestel Elektronik Sanayi ve Ticaret AS(1)(2)	3,084	1,747
Yapi ve Kredi Bankasi AS(1)	911,685	645,871
Zorlu Enerji Elektrik Uretim AS(1)	128,004	8,553
		10,044,525
United Arab Emirates — 1.1%
Air Arabia PJSC	1,320,745	1,771,330
Alec Holdings PJSC	669,275	269,408
Dubai Islamic Bank PJSC	375,023	755,911
Emaar Development PJSC	514,976	2,041,029
Emaar Properties PJSC	2,339,406	7,571,134
Emirates NBD Bank PJSC	492,444	3,729,418
Lulu Retail Holdings PLC	521,595	141,550
Sharjah Islamic Bank	280,105	217,379
Space42 PLC(1)	453,167	219,365
		16,716,524
United States — 0.0%
Canadian Solar, Inc.(1)(2)	16,283	309,214
TOTAL COMMON STOCKS (Cost $1,128,934,324)		1,467,618,645

WARRANTS — 0.0%
Malaysia — 0.0%
Berjaya Corp. Bhd.(1)	136,247	1,375
Hengyuan Refining Co. Bhd.(1)	12,350	1,557
PESTEC International Bhd.(1)	1,700	9
Supermax Corp. Bhd.(1)	16,771	338
		3,279
Thailand — 0.0%
Origin Property PCL, NVDR(1)	400	3
TEAM Consulting Engineering & Management PCL, NVDR(1)	20	—
		3
TOTAL WARRANTS (Cost $—)		3,282
SHORT-TERM INVESTMENTS — 1.7%
Money Market Funds — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,982,402	2,982,402
State Street Navigator Securities Lending Government Money Market Portfolio(4)	22,840,228	22,840,228
TOTAL SHORT-TERM INVESTMENTS (Cost $25,822,630)		25,822,630
TOTAL INVESTMENT SECURITIES — 101.9% (Cost $1,154,756,954)		1,493,444,557
OTHER ASSETS AND LIABILITIES — (1.9)%		(28,550,586)
TOTAL NET ASSETS — 100.0%		$1,464,893,971

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	25.2%
Information Technology	23.4%
Industrials	12.8%
Consumer Discretionary	10.9%
Materials	9.9%
Communication Services	5.4%
Energy	4.2%
Consumer Staples	3.5%
Real Estate	1.8%
Utilities	1.7%
Health Care	1.4%
Short-Term Investments	1.7%
Other Assets and Liabilities	(1.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
GDR	–	Global Depositary Receipt
NVDR	–	Non-Voting Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $178,944,811. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Securities may be subject to resale, redemption or transferability restrictions.
(4)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $190,753,491, which includes securities collateral of $167,913,263.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Brazil	$28,180,333	$27,849,228	—
Chile	1,421,841	7,338,649	—
China	12,787,031	255,283,006	—
India	5,698,230	174,065,354	—
Indonesia	2,411,310	12,430,203	—
Mexico	4,669,439	17,534,085	—
Philippines	728	5,257,699	—
South Africa	9,521,875	36,299,105	—
South Korea	30,203,336	291,992,655	—
Taiwan	21,878,411	380,438,814	—
Turkey	894,848	9,149,677	—
United States	309,214	—	—
Other Countries	—	132,003,574	—
Warrants	—	3,282	—
Short-Term Investments	25,822,630	—	—
	$143,799,226	$1,349,645,331	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.